NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

To

Contract Owners

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide Variable Account (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ABERDEEN FUNDS

abrdn Infrastructure Debt Fund - Institutional Service Class (ADGFIS)

abrdn U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)

abrdn U.S. Small Cap Equity Fund - Class A (PRSCA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Common Stock Fund - Class A (SACSA)

Allspring Growth Fund - Class A (SGRA)

Allspring Special Large Cap Value Fund - Administrative Class (WFAIVD)

Allspring Mid Cap Growth Fund - Class A (WFENAD)

Allspring Large Cap Core Fund - Class A (WFLCCA)

Allspring Large Cap Growth Fund - Class A (WFLGA)

AMERICAN CENTURY INVESTMENTS

American Century Disciplined Core Value Fund - Class A (ACIGA)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Strategic Dividend Growth Fund, Inc - Class F Shares (FEQIF)1

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor Capital & Income Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Capital & Income Fund (FCI)

Fidelity Equity-Income Fund (FEI)

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Mid Cap Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Discovery Large Cap Fund - Class A (OCAF)

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)

Invesco Global Fund - Class A (OGF)

Invesco Global Strategic Income Fund - Class A (OSI)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Equity and Income Fund: Class A (VKEIA)

Invesco Growth and Income Fund: Class A (VKGIA)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard US Small Cap Equity Select Portfolio - Open Shares (LSC)1

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 (NGF)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A (NGFA)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Large Cap Growth Fund - Investor Class (NBGF)

Neuberger Genesis Fund - Trust Class (NBGST)

Neuberger Large Cap Growth Fund - Trust Class (NBGT)

Neuberger Large Cap Value Fund - Trust Class (NBPT)

Neuberger Quality Equity Fund: Trust Class (NBSRT)1

Neuberger Large Cap Value Fund - Investor Class (PF)

NOMURA INVESTMENT MANAGEMENT

Nomura Small Cap Growth Fund - Class A (WRSCGA)1

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Large Cap Growth Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

NOMURA INVESTMENT MANAGEMENT

Nomura High Income Fund - Institutional Class (IYHII)1

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Service Class (LACIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statement of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 24, 2024 (inception) to December 31, 2024.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class Y (NVSTBY)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from October 25, 2024 (inception) to December 31, 2024.

FIDELITY INVESTMENTS

Fidelity Advisor Balanced Fund - Class M (FDB)

Fidelity Advisor Balanced Fund - Class A (FDBA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Loomis Core Bond Fund - Eagle Class (NHBDES)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 6, 2025 (inception) to December 31, 2025.

FIDELITY INVESTMENTS

Fidelity Advisor Equity Dividend Income Fund - Class A (FAEDIA)

Fidelity Advisor Equity Dividend Income Fund - Class M (FAEDIM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 9, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period July 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I (NLCG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period August 27, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period October 24, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 21, 2025 (inception) to December 31, 2025.

FIDELITY INVESTMENTS

Fidelity Advisor Overseas Fund - Class A (FAOVSA)

(1)	See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ADGFIS	25,559	$232,355	$218,527	$-	$218,527	$2	$218,525	$218,525	$-	$218,525
ADUES	73,773	892,461	1,019,539	-	1,019,539	2	1,019,537	1,019,537	-	1,019,537
PRSCA	26,100	817,750	1,018,928	-	1,018,928	4	1,018,924	1,018,924	-	1,018,924
SACSA	67,635	1,252,176	1,132,882	-	1,132,882	12	1,132,870	1,132,870	-	1,132,870
SGRA	27,684	726,654	524,603	-	524,603	35	524,568	524,568	-	524,568
WFAIVD	47,970	659,575	751,217	-	751,217	5	751,212	751,212	-	751,212
WFENAD	2,468	147,559	119,823	-	119,823	8	119,815	119,815	-	119,815
WFLCCA	13,227	225,776	253,831	-	253,831	6	253,825	253,825	-	253,825
WFLGA	64,427	2,599,644	2,522,951	-	2,522,951	8	2,522,943	2,522,943	-	2,522,943
ACIGA	36,901	1,332,271	1,416,265	-	1,416,265	18	1,416,247	1,416,247	-	1,416,247
BSTG	58,694	549,277	539,401	-	539,401	7	539,394	539,394	-	539,394
IGF	80,108	2,877,796	3,083,341	-	3,083,341	6	3,083,335	3,083,335	-	3,083,335
TCG	128,192	5,392,804	7,303,089	-	7,303,089	279	7,302,810	7,299,711	3,099	7,302,810
TCIGA	3,039	36,545	42,002	-	42,002	4	41,998	41,998	-	41,998
TCIGR	16,291	201,558	224,002	-	224,002	2	224,000	224,000	-	224,000
TCUL	107,022	6,930,501	10,071,809	-	10,071,809	24	10,071,785	10,071,785	-	10,071,785
DAF	71,722	2,552,411	2,543,256	-	2,543,256	4	2,543,252	2,543,252	-	2,543,252
DMICPA	71,532	739,151	664,534	-	664,534	3	664,531	664,531	-	664,531
DPBOZ	24,365	552,498	590,374	-	590,374	11	590,363	590,363	-	590,363
DROSC	274	8,649	9,124	-	9,124	2	9,122	9,122	-	9,122
DSPI	306,359	16,035,015	18,776,753	-	18,776,753	7	18,776,746	18,776,746	-	18,776,746
DTC	20,536	287,187	408,453	-	408,453	11	408,442	408,442	-	408,442
FBDF	99,401	842,098	851,865	-	851,865	5	851,860	851,860	-	851,860
FEQIF	337	7,199	6,763	-	6,763	1	6,762	6,762	-	6,762
FHYT	211,199	1,374,422	1,377,019	-	1,377,019	7	1,377,012	1,377,012	-	1,377,012
FIIF	19,853	179,948	173,316	-	173,316	3	173,313	173,313	-	173,313
FAEDIA	47,805	1,380,213	1,419,819	-	1,419,819	14	1,419,805	1,419,805	-	1,419,805
FAEDIM	53,674	1,549,588	1,594,129	-	1,594,129	4	1,594,125	1,594,125	-	1,594,125
FAEGA	80,846	1,252,286	1,812,569	-	1,812,569	6	1,812,563	1,812,563	-	1,812,563
FAGO	31,694	3,638,808	6,466,291	-	6,466,291	3	6,466,288	6,466,288	-	6,466,288
FAGOA	8,592	994,449	1,795,495	-	1,795,495	12	1,795,483	1,795,483	-	1,795,483
FAHY	24,029	277,419	304,934	-	304,934	5	304,929	304,929	-	304,929
FAM	44,263	887,169	965,829	-	965,829	5	965,824	965,824	-	965,824

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FAOVSA	17	1,160	1,212	-	1,212	10	1,202	1,202	-	1,202
FCI	22,442	221,624	243,723	-	243,723	6	243,717	243,717	-	243,717
FDB	53,778	1,609,998	1,727,879	-	1,727,879	4	1,727,875	1,727,875	-	1,727,875
FDBA	5,925	177,232	190,369	-	190,369	5	190,364	190,364	-	190,364
FEI	62,503	4,003,685	5,225,899	-	5,225,899	6	5,225,893	5,225,893	-	5,225,893
FMG	582,665	7,308,644	8,710,845	-	8,710,845	4	8,710,841	8,710,841	-	8,710,841
FO2	72,141	1,768,270	1,956,474	-	1,956,474	19	1,956,455	1,956,455	-	1,956,455
FPR	239,601	5,722,359	6,241,602	-	6,241,602	5	6,241,597	6,241,597	-	6,241,597
FRBSI	27,340	915,429	965,108	-	965,108	13	965,095	965,095	-	965,095
FSCG	24,877	932,819	925,675	-	925,675	13	925,662	925,662	-	925,662
TFF	53,595	358,211	507,546	-	507,546	8	507,538	507,538	-	507,538
TIF2	67,710	930,665	1,098,258	-	1,098,258	9	1,098,249	1,098,249	-	1,098,249
TMSF	106,414	2,695,329	2,705,050	-	2,705,050	172	2,704,878	2,703,812	1,066	2,704,878
AREA	23,046	465,957	365,050	-	365,050	69	364,981	363,970	1,011	364,981
ASCGI	10,284	293,534	325,800	-	325,800	11	325,789	325,789	-	325,789
OCAF	16,020	952,782	1,361,366	-	1,361,366	19	1,361,347	1,361,347	-	1,361,347
ODMCGA	165,934	3,719,393	4,461,979	-	4,461,979	21	4,461,958	4,461,958	-	4,461,958
OGF	32,938	3,023,822	2,849,140	-	2,849,140	34	2,849,106	2,849,106	-	2,849,106
OSI	119,665	379,117	393,697	-	393,697	5	393,692	393,692	-	393,692
VKEIA	3,344	34,229	36,749	-	36,749	4	36,745	36,745	-	36,745
VKGIA	36,490	784,228	829,777	-	829,777	341	829,436	826,942	2,494	829,436
JAFRT	1	29	29	-	29	29	-	-	-	-
JBS	22,848	980,407	1,098,978	-	1,098,978	8	1,098,970	1,098,970	-	1,098,970
JMERC	69,015	4,070,265	6,176,876	-	6,176,876	25	6,176,851	6,176,851	-	6,176,851
JOS	741	29,422	42,555	-	42,555	2	42,553	42,553	-	42,553
JWF	14,808	1,111,116	1,796,520	-	1,796,520	7	1,796,513	1,796,513	-	1,796,513
JWS	1,955	183,412	242,982	-	242,982	8	242,974	242,974	-	242,974
LSC	151,640	1,752,547	1,523,979	-	1,523,979	4	1,523,975	1,523,975	-	1,523,975
LACIS	86,200	930,564	1,054,317	-	1,054,317	8	1,054,309	1,054,309	-	1,054,309
MSI	277,570	1,679,340	1,662,645	-	1,662,645	3	1,662,642	1,662,642	-	1,662,642
GVDMA	347,620	3,445,525	4,091,492	-	4,091,492	3	4,091,489	4,091,489	-	4,091,489
GVDMC	62,129	595,975	677,203	-	677,203	2	677,201	677,201	-	677,201
GVIDA	191,471	2,047,069	2,584,862	-	2,584,862	3	2,584,859	2,584,859	-	2,584,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVIDC	29,527	280,622	314,466	-	314,466	2	314,464	314,464	-	314,464
GVIDM	338,085	3,109,898	3,647,938	-	3,647,938	5	3,647,933	3,647,933	-	3,647,933
IDAS	70,137	627,080	675,419	-	675,419	10	675,409	675,409	-	675,409
IDCS	26,906	262,374	271,485	-	271,485	4	271,481	271,481	-	271,481
IDMAS	260,489	2,429,127	2,492,879	-	2,492,879	14	2,492,865	2,492,865	-	2,492,865
IDMCS	28,191	269,277	281,912	-	281,912	6	281,906	281,906	-	281,906
IDMS	122,808	1,136,114	1,143,344	-	1,143,344	10	1,143,334	1,143,334	-	1,143,334
MMF	4,914,178	4,914,178	4,914,178	-	4,914,178	4	4,914,174	4,914,174	-	4,914,174
MMFR	1,358,169	1,358,169	1,358,169	-	1,358,169	60	1,358,109	1,357,621	488	1,358,109
NBIXA	24,870	246,275	242,731	-	242,731	5	242,726	242,726	-	242,726
NF	113,293	2,946,126	3,140,494	-	3,140,494	29	3,140,465	3,140,465	-	3,140,465
NFA	26,658	708,055	771,749	-	771,749	413	771,336	766,788	4,548	771,336
NFDIW2	383,378	4,830,220	4,914,902	1,859	4,916,761	-	4,916,761	4,909,222	7,539	4,916,761
NGF	11,598	136,715	209,118	-	209,118	5	209,113	209,113	-	209,113
NGFA	58,073	668,478	941,371	-	941,371	8	941,363	941,363	-	941,363
NHBDES	53,731	505,113	513,672	-	513,672	5	513,667	513,667	-	513,667
NIIXA	620	4,809	6,444	-	6,444	3	6,441	6,441	-	6,441
NIPSIS	108,127	1,051,186	977,471	-	977,471	7	977,464	977,464	-	977,464
NIXR	223,982	4,211,826	6,835,924	-	6,835,924	17	6,835,907	6,835,907	-	6,835,907
NLCG1	1,090,656	20,327,198	20,362,554	-	20,362,554	7	20,362,547	20,362,547	-	20,362,547
NMCIXA	42,363	650,548	636,300	-	636,300	16	636,284	636,284	-	636,284
NSCIXA	35,934	359,691	461,389	-	461,389	146	461,243	459,965	1,278	461,243
NVIE6	19,010	275,340	289,525	-	289,525	45	289,480	289,480	-	289,480
NVMLG1	6,685	69,176	62,976	-	62,976	1	62,975	62,975	-	62,975
NVSTBY	40,517	397,946	399,495	-	399,495	1	399,494	399,494	-	399,494
NVTIV3	53,486	651,661	823,686	-	823,686	4	823,682	823,682	-	823,682
NBGF	57,667	1,283,751	1,712,699	-	1,712,699	6	1,712,693	1,712,693	-	1,712,693
NBGST	70,554	4,169,213	3,759,137	-	3,759,137	183	3,758,954	3,752,931	6,023	3,758,954
NBGT	7,549	157,146	223,990	-	223,990	8	223,982	223,982	-	223,982
NBPT	5,020	229,529	256,345	-	256,345	3	256,342	256,342	-	256,342
NBSRT	14,085	628,206	785,803	-	785,803	4	785,799	785,799	-	785,799
PF	48,157	1,728,510	2,450,709	-	2,450,709	4	2,450,705	2,450,705	-	2,450,705
IYHII	74,118	444,520	441,741	-	441,741	3	441,738	441,738	-	441,738

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRSCGA	18,334	264,056	216,343	-	216,343	10	216,333	216,333	-	216,333
PMTRA	89,241	899,313	790,673	-	790,673	6	790,667	790,667	-	790,667
PUGOA	2,508	174,640	188,440	-	188,440	3	188,437	188,437	-	188,437
PUIGA	287	6,830	8,771	-	8,771	1	8,770	8,770	-	8,770
VRTAA	44,750	454,439	434,520	-	434,520	6	434,514	434,514	-	434,514

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ADGFIS	ADUES	PRSCA	SACSA	SGRA	WFAIVD	WFENAD	WFLCCA

Reinvested dividends	$16,931	-	-	-	-	6,428	-	175

Mortality and expense risk charges (note 2)	(3,383)	(13,705)	(14,232)	(14,530)	(6,628)	(9,346)	(1,677)	(3,415)

Net investment income (loss)	13,548	(13,705)	(14,232)	(14,530)	(6,628)	(2,918)	(1,677)	(3,240)

Realized gain (loss) on investments	(8,528)	21,215	43,647	(19,807)	(35,183)	14,197	(3,222)	16,567

Change in unrealized gain (loss) on investments	8,929	(8,403)	53,685	(19,050)	(55,333)	48,280	6,655	7,159

Net gain (loss) on investments	401	12,812	97,332	(38,857)	(90,516)	62,477	3,433	23,726

Reinvested capital gains	-	22,888	-	47,878	168,752	40,503	12,929	18,169

Net increase (decrease) in contract owners’ equity resulting from operations	$13,949	21,995	83,100	(5,509)	71,608	100,062	14,685	38,655

Investment Activity*:	WFLGA	ACIGA	BSTG	IGF	TCG	TCIGA	TCIGR	TCUL

Reinvested dividends	$-	14,976	21,135	39,532	-	117	1,182	-

Mortality and expense risk charges (note 2)	(32,265)	(15,554)	(7,283)	(37,378)	(89,488)	(538)	(3,316)	(128,282)

Net investment income (loss)	(32,265)	(578)	13,852	2,154	(89,488)	(421)	(2,134)	(128,282)

Realized gain (loss) on investments	(2,024)	5,657	(5,215)	(12,454)	343,427	142	13,823	1,151,533

Change in unrealized gain (loss) on investments	(14,513)	59,686	11,115	157,656	(428,181)	4,500	14,960	(1,060,510)

Net gain (loss) on investments	(16,537)	65,343	5,900	145,202	(84,754)	4,642	28,783	91,023

Reinvested capital gains	344,696	101,299	-	219,335	1,072,070	1,121	5,991	1,046,034

Net increase (decrease) in contract owners’ equity resulting from operations	$295,894	166,064	19,752	366,691	897,828	5,342	32,640	1,008,775

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	DAF	DMICPA	DPBOZ	DROSC	DSPI	DTC	FBDF	FEQIF

Reinvested dividends	$6,809	26,799	8,063	96	138,461	658	30,466	58

Mortality and expense risk charges (note 2)	(32,059)	(8,131)	(7,592)	(625)	(226,881)	(4,897)	(10,882)	(90)

Net investment income (loss)	(25,250)	18,668	471	(529)	(88,420)	(4,239)	19,584	(32)

Realized gain (loss) on investments	26,430	(7,605)	6,234	2,501	161,684	5,561	(187)	(35)

Change in unrealized gain (loss) on investments	(240,339)	20,952	13,816	1,534	885,015	11,941	25,499	(328)

Net gain (loss) on investments	(213,909)	13,347	20,050	4,035	1,046,699	17,502	25,312	(363)

Reinvested capital gains	451,755	2,280	38,898	39	1,624,677	38,782	-	1,305

Net increase (decrease) in contract owners’ equity resulting from operations	$212,596	34,295	59,419	3,545	2,582,956	52,045	44,896	910

Investment Activity*:	FHYT	FIIF	FAEDIA	FAEDIM	FAEGA	FAGO	FAGOA	FAHY

Reinvested dividends	$74,936	6,687	31,902	33,578	-	-	-	14,716

Mortality and expense risk charges (note 2)	(18,487)	(2,246)	(9,904)	(11,371)	(20,045)	(75,170)	(19,835)	(4,239)

Net investment income (loss)	56,449	4,441	21,998	22,207	(20,045)	(75,170)	(19,835)	10,477

Realized gain (loss) on investments	(13,632)	(286)	1,574	1,070	54,969	180,679	41,761	2,945

Change in unrealized gain (loss) on investments	51,487	5,187	39,607	44,541	164,834	716,082	218,924	17,035

Net gain (loss) on investments	37,855	4,901	41,181	45,611	219,803	896,761	260,685	19,980

Reinvested capital gains	-	-	63,882	71,769	11,174	261,164	70,913	143

Net increase (decrease) in contract owners’ equity resulting from operations	$94,304	9,342	127,061	139,587	210,932	1,082,755	311,763	30,600

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FAM	FAOVSA	FCI	FDB	FDBA	FEI	FMG	FO2

Reinvested dividends	$22,861	1	11,539	22,122	2,788	86,783	-	26,224

Mortality and expense risk charges (note 2)	(12,169)	(1)	(3,064)	(22,479)	(2,109)	(64,312)	(113,355)	(24,030)

Net investment income (loss)	10,692	-	8,475	(357)	679	22,471	(113,355)	2,194

Realized gain (loss) on investments	5,641	-	1,214	13,119	316	103,975	138,711	35,125

Change in unrealized gain (loss) on investments	54,449	53	14,741	133,756	14,702	518,158	(45,721)	92,846

Net gain (loss) on investments	60,090	53	15,955	146,875	15,018	622,133	92,990	127,971

Reinvested capital gains	46,506	-	-	64,321	7,177	152,281	767,902	170,179

Net increase (decrease) in contract owners’ equity resulting from operations	$117,288	53	24,430	210,839	22,874	796,885	747,537	300,344

Investment Activity*:	FPR	FRBSI	FSCG	TFF	TIF2	TMSF	AREA	ASCGI

Reinvested dividends	$106,645	9,980	-	18,170	24,035	41,888	6,527	-

Mortality and expense risk charges (note 2)	(78,884)	(12,937)	(13,060)	(6,041)	(13,182)	(32,465)	(4,774)	(4,251)

Net investment income (loss)	27,761	(2,957)	(13,060)	12,129	10,853	9,423	1,753	(4,251)

Realized gain (loss) on investments	14,056	(11,817)	24,266	14,467	7,147	(20,679)	(6,828)	4,397

Change in unrealized gain (loss) on investments	263,045	32,217	(75,153)	85,959	162,208	114,077	(15,065)	(14,023)

Net gain (loss) on investments	277,101	20,400	(50,887)	100,426	169,355	93,398	(21,893)	(9,626)

Reinvested capital gains	306,214	32,542	71,340	-	67,112	149,235	14,685	27,776

Net increase (decrease) in contract owners’ equity resulting from operations	$611,076	49,985	7,393	112,555	247,320	252,056	(5,455)	13,899

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	OCAF	ODMCGA	OGF	OSI	OVGSS	VKEIA	VKGIA	JAFRT

Reinvested dividends	$-	-	-	19,659	-	616	10,567	-

Mortality and expense risk charges (note 2)	(16,391)	(58,138)	(35,169)	(4,470)	(52,715)	(450)	(10,494)	(220,943)

Net investment income (loss)	(16,391)	(58,138)	(35,169)	15,189	(52,715)	166	73	(220,943)

Realized gain (loss) on investments	49,688	150,897	53,418	(620)	(134,093)	8	(35,302)	8,068,834

Change in unrealized gain (loss) on investments	(28,235)	(298,923)	(224,171)	23,472	(217,277)	1,771	80,802	(4,940,768)

Net gain (loss) on investments	21,453	(148,026)	(170,753)	22,852	(351,370)	1,779	45,500	3,128,066

Reinvested capital gains	133,985	373,365	569,656	-	911,123	1,768	55,345	25

Net increase (decrease) in contract owners’ equity resulting from operations	$139,047	167,201	363,734	38,041	507,038	3,713	100,918	2,907,148

Investment Activity*:	JBS	JMERC	JOS	JWF	JWS	LSC	LACIS	MSI

Reinvested dividends	$16,207	-	403	8,173	633	6,361	11,176	75,371

Mortality and expense risk charges (note 2)	(13,137)	(76,537)	(456)	(22,571)	(2,977)	(19,212)	(15,350)	(20,794)

Net investment income (loss)	3,070	(76,537)	(53)	(14,398)	(2,344)	(12,851)	(4,174)	54,577

Realized gain (loss) on investments	57,777	501,804	850	114,907	11,296	(31,136)	28,331	(5,449)

Change in unrealized gain (loss) on investments	5,599	(190,181)	8,301	74,957	13,854	(18,322)	129,105	42,506

Net gain (loss) on investments	63,376	311,623	9,151	189,864	25,150	(49,458)	157,436	37,057

Reinvested capital gains	73,208	694,392	-	125,490	16,622	74,765	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$139,654	929,478	9,098	300,956	39,428	12,456	153,262	91,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVDMA	GVDMC	GVIDA	GVIDC	GVIDM	IDAS	IDCS	IDMAS

Reinvested dividends	$-	-	-	-	-	26,350	9,391	98,401

Mortality and expense risk charges (note 2)	(48,833)	(8,439)	(30,776)	(3,912)	(47,410)	(8,991)	(3,572)	(33,107)

Net investment income (loss)	(48,833)	(8,439)	(30,776)	(3,912)	(47,410)	17,359	5,819	65,294

Realized gain (loss) on investments	(46,243)	(692)	(6,658)	779	(78,668)	19,618	697	(38,888)

Change in unrealized gain (loss) on investments	614,862	72,640	386,290	24,593	565,988	25,774	11,332	197,477

Net gain (loss) on investments	568,619	71,948	379,632	25,372	487,320	45,392	12,029	158,589

Reinvested capital gains	35,737	-	38,883	-	-	38,219	-	114,901

Net increase (decrease) in contract owners’ equity resulting from operations	$555,523	63,509	387,739	21,460	439,910	100,970	17,848	338,784

Investment Activity*:	IDMCS	IDMS	MMF	MMFR	NBIXA	NF	NFA	NFDIW2

Reinvested dividends	$10,472	42,899	177,504	48,785	7,549	14,119	1,468	3,331

Mortality and expense risk charges (note 2)	(3,560)	(15,014)	(61,991)	(15,755)	(3,015)	(39,658)	(9,263)	(8,244)

Net investment income (loss)	6,912	27,885	115,513	33,030	4,534	(25,539)	(7,795)	(4,913)

Realized gain (loss) on investments	1,430	24,284	-	-	(288)	166,948	11,004	1,016

Change in unrealized gain (loss) on investments	15,428	44,960	-	-	7,622	(428,659)	(70,528)	84,682

Net gain (loss) on investments	16,858	69,244	-	-	7,334	(261,711)	(59,524)	85,698

Reinvested capital gains	2,301	35,846	49	14	-	641,307	151,920	7,503

Net increase (decrease) in contract owners’ equity resulting from operations	$26,071	132,975	115,562	33,044	11,868	354,057	84,601	88,288

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NGF	NGFA	NHBDES	NIIXA	NIPSIS	NIXR	NLCG1	NMCIXA

Reinvested dividends	$1,948	6,809	20,699	232	43,433	44,352	-	4,621

Mortality and expense risk charges (note 2)	(2,381)	(11,051)	(6,220)	(62)	(13,229)	(81,387)	(34,470)	(7,737)

Net investment income (loss)	(433)	(4,242)	14,479	170	30,204	(37,035)	(34,470)	(3,116)

Realized gain (loss) on investments	3,232	20,286	989	22	(19,808)	217,603	3,929	1,961

Change in unrealized gain (loss) on investments	18,155	73,533	8,559	1,084	43,533	477,361	35,356	(34,229)

Net gain (loss) on investments	21,387	93,819	9,548	1,106	23,725	694,964	39,285	(32,268)

Reinvested capital gains	8,041	39,943	-	204	-	280,772	19,510	68,577

Net increase (decrease) in contract owners’ equity resulting from operations	$28,995	129,520	24,027	1,480	53,929	938,701	24,325	33,193

Investment Activity*:	NSCIXA	NVIE6	NVMLG1	NVSTBY	NVTIV3	NBGF	NBGST	NBGT

Reinvested dividends	$1,555	293	2,121	17,450	11,534	-	3,589	-

Mortality and expense risk charges (note 2)	(5,416)	(630)	(339)	(5,187)	(7,932)	(21,935)	(51,817)	(2,384)

Net investment income (loss)	(3,861)	(337)	1,782	12,263	3,602	(21,935)	(48,228)	(2,384)

Realized gain (loss) on investments	7,908	26	(8)	1,585	22,033	130,086	57,116	4,999

Change in unrealized gain (loss) on investments	32,208	14,185	(6,201)	3,897	130,977	(106,217)	(819,590)	(783)

Net gain (loss) on investments	40,116	14,211	(6,209)	5,482	153,010	23,869	(762,474)	4,216

Reinvested capital gains	9,504	-	7,327	-	-	189,173	524,519	24,767

Net increase (decrease) in contract owners’ equity resulting from operations	$45,759	13,874	2,900	17,745	156,612	191,107	(286,183)	26,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	NBPT		NBSRT		PF		IYHII		WRSCGA		PMTRA		PUGOA		PUIGA

Reinvested dividends		$3,264		-		36,834		28,892		-		33,188		-		191

Mortality and expense risk charges (note 2)		(1,957)		(9,482)		(30,905)		(5,724)		(2,671)		(10,152)		(2,690)		(112)

Net investment income (loss)		1,307		(9,482)		5,929		23,168		(2,671)		23,036		(2,690)		79

Realized gain (loss) on investments		1,276		11,109		160,379		(406)		(13,970)		(14,553)		9,680		34

Change in unrealized gain (loss) on investments		26,948		92,986		133,333		(2,801)		2,983		49,231		(24,243)		1,525

Net gain (loss) on investments		28,224		104,095		293,712		(3,207)		(10,987)		34,678		(14,563)		1,559

Reinvested capital gains		11,636		18,141		111,854		-		36,921		-		10,142		650

Net increase (decrease) in contract owners’ equity resulting from operations		$41,167		112,754		411,495		19,961		23,263		57,714		(7,111)		2,288

	$
Investment Activity*:	VRTAA

Reinvested dividends		$9,454

Mortality and expense risk charges (note 2)		(5,657)

Net investment income (loss)		3,797

Realized gain (loss) on investments		2,675

Change in unrealized gain (loss) on investments		(35,993)

Net gain (loss) on investments		(33,318)

Reinvested capital gains		50,603

Net increase (decrease) in contract owners’ equity resulting from operations		$21,082

*For

all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ADGFIS				ADUES				PRSCA				SACSA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$13,548		14,755		(13,705)		(15,472)		(14,232)		(14,464)		(14,530)		(16,896)

Realized gain (loss) on investments		(8,528)		(2,753)		21,215		14,414		43,647		11,000		(19,807)		(48,053)

Change in unrealized gain (loss) on investments		8,929		(1,696)		(8,403)		99,410		53,685		155,535		(19,050)		62,434

Reinvested capital gains		-		-		22,888		-		-		-		47,878		74,828

Net increase (decrease) in contract owners’ equity resulting from operations		13,949		10,306		21,995		98,352		83,100		152,071		(5,509)		72,313

Equity transactions:

Purchase payments received from contract owners (note 4)		6,768		7,022		35,276		30,475		17,099		12,520		10,673		7,257

Transfers between subaccounts, net		135		5,275		(111,500)		5,914		(143,095)		(24,180)		(43,504)		9,140

Redemptions (notes 2, 3, and 4)		(85,443)		(31,659)		(70,161)		(132,439)		(71,182)		(118,293)		(80,497)		(222,901)

Adjustments to maintain reserves		14		(8)		21		(10)		51		(26)		74		(34)

Net equity transactions		(78,526)		(19,370)		(146,364)		(96,060)		(197,127)		(129,979)		(113,254)		(206,538)

Net change in contract owners’ equity		(64,577)		(9,064)		(124,369)		2,292		(114,027)		22,092		(118,763)		(134,225)

Contract owners’ equity at beginning of period		283,102		292,166		1,143,906		1,141,614		1,132,951		1,110,859		1,251,633		1,385,858

Contract owners’ equity at end of period		$218,525		283,102		1,019,537		1,143,906		1,018,924		1,132,951		1,132,870		1,251,633

CHANGE IN UNITS:

Beginning units		26,985		28,814		32,540		35,289		14,795		16,571		65,989		76,896

Units purchased		863		1,269		1,435		1,214		484		360		1,501		919

Units redeemed		(8,111)		(3,098)		(5,668)		(3,963)		(2,809)		(2,136)		(7,858)		(11,826)

Ending units		19,737		26,985		28,307		32,540		12,470		14,795		59,632		65,989

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SGRA				WFAIVD				WFENAD				WFLCCA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(6,628)		(7,464)		(2,918)		(3,345)		(1,677)		(2,098)		(3,240)		(2,939)

Realized gain (loss) on investments		(35,183)		(17,903)		14,197		13,755		(3,222)		3,630		16,567		(264)

Change in unrealized gain (loss) on investments		(55,333)		11,733		48,280		25,545		6,655		8,852		7,159		26,632

Reinvested capital gains		168,752		154,695		40,503		48,156		12,929		12,894		18,169		30,479

Net increase (decrease) in contract owners’ equity resulting from operations		71,608		141,061		100,062		84,111		14,685		23,278		38,655		53,908

Equity transactions:

Purchase payments received from contract owners (note 4)		391		(3,161)		4,347		2,540		805		1,806		11,884		7,164

Transfers between subaccounts, net		(28,371)		48,349		(6,180)		108,369		(2,159)		(40,753)		19,642		62,933

Redemptions (notes 2, 3, and 4)		(54,526)		(307,171)		(31,279)		(66,756)		(23,863)		(9,735)		(85,363)		(12,788)

Adjustments to maintain reserves		37		(31)		22		(12)		30		(15)		29		(16)

Net equity transactions		(82,469)		(262,014)		(33,090)		44,141		(25,187)		(48,697)		(53,808)		57,293

Net change in contract owners’ equity		(10,861)		(120,953)		66,972		128,252		(10,502)		(25,419)		(15,153)		111,201

Contract owners’ equity at beginning of period		535,429		656,382		684,240		555,988		130,317		155,736		268,978		157,777

Contract owners’ equity at end of period		$524,568		535,429		751,212		684,240		119,815		130,317		253,825		268,978

CHANGE IN UNITS:

Beginning units		18,786		29,019		24,670		23,083		6,018		8,460		10,445		7,594

Units purchased		14		1,928		1,008		4,304		85		158		2,283		3,385

Units redeemed		(2,622)		(12,161)		(2,143)		(2,717)		(1,157)		(2,600)		(4,190)		(534)

Ending units		16,178		18,786		23,535		24,670		4,946		6,018		8,538		10,445

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WFLGA				ACIGA				BSTG				IGF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(32,265)		(37,544)		(578)		(1,387)		13,852		16,986		2,154		42

Realized gain (loss) on investments		(2,024)		71,619		5,657		7,548		(5,215)		(7,816)		(12,454)		(25,635)

Change in unrealized gain (loss) on investments		(14,513)		346,429		59,686		140,125		11,115		3,494		157,656		357,473

Reinvested capital gains		344,696		345,168		101,299		-		-		-		219,335		-

Net increase (decrease) in contract owners’ equity resulting from operations		295,894		725,672		166,064		146,286		19,752		12,664		366,691		331,880

Equity transactions:

Purchase payments received from contract owners (note 4)		57,840		64,686		3,804		4,480		7,778		8,167		48,232		53,720

Transfers between subaccounts, net		4,925		(433,599)		2,396		(24,952)		64,424		44,552		(20,699)		(197,376)

Redemptions (notes 2, 3, and 4)		(311,691)		(468,561)		(108,159)		(42,212)		(109,298)		(146,429)		(171,222)		(239,738)

Adjustments to maintain reserves		26		(15)		77		(39)		124		(30)		25		(12)

Net equity transactions		(248,900)		(837,489)		(101,882)		(62,723)		(36,972)		(93,740)		(143,664)		(383,406)

Net change in contract owners’ equity		46,994		(111,817)		64,182		83,563		(17,220)		(81,076)		223,027		(51,526)

Contract owners’ equity at beginning of period		2,475,949		2,587,766		1,352,065		1,268,502		556,614		637,690		2,860,308		2,911,834

Contract owners’ equity at end of period		$2,522,943		2,475,949		1,416,247		1,352,065		539,394		556,614		3,083,335		2,860,308

CHANGE IN UNITS:

Beginning units		84,733		113,735		46,052		48,256		24,304		32,527		46,441		52,846

Units purchased		2,329		3,101		274		362		3,502		2,881		811		954

Units redeemed		(10,649)		(32,103)		(3,840)		(2,566)		(5,568)		(11,104)		(3,118)		(7,359)

Ending units		76,413		84,733		42,486		46,052		22,238		24,304		44,134		46,441

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TCG				TCIGA				TCIGR				TCUL
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(89,488)		(90,684)		(421)		(322)		(2,134)		(1,062)		(128,282)		(131,786)

Realized gain (loss) on investments		343,427		553,146		142		(149)		13,823		5,425		1,151,533		1,112,991

Change in unrealized gain (loss) on investments		(428,181)		653,076		4,500		818		14,960		167		(1,060,510)		1,137,026

Reinvested capital gains		1,072,070		394,146		1,121		-		5,991		-		1,046,034		375,935

Net increase (decrease) in contract owners’ equity resulting from operations		897,828		1,509,684		5,342		347		32,640		4,530		1,008,775		2,494,166

Equity transactions:

Purchase payments received from contract owners (note 4)		27,301		38,383		-		-		-		3		87,181		120,738

Transfers between subaccounts, net		(11,219)		(79,508)		-		-		(39,530)		(9,996)		(580,763)		146,400

Redemptions (notes 2, 3, and 4)		(546,008)		(945,934)		(2,167)		(2,203)		(10,875)		(31,128)		(1,279,444)		(1,458,439)

Adjustments to maintain reserves		140		(218)		19		(8)		18		(8)		89		(51)

Net equity transactions		(529,786)		(987,277)		(2,148)		(2,211)		(50,387)		(41,129)		(1,772,937)		(1,191,352)

Net change in contract owners’ equity		368,042		522,407		3,194		(1,864)		(17,747)		(36,599)		(764,162)		1,302,814

Contract owners’ equity at beginning of period		6,934,768		6,412,361		38,804		40,668		241,747		278,346		10,835,947		9,533,133

Contract owners’ equity at end of period		$7,302,810		6,934,768		41,998		38,804		224,000		241,747		10,071,785		10,835,947

CHANGE IN UNITS:

Beginning units		36,842		40,134		2,785		2,934		5,633		6,549		103,979		115,901

Units purchased		392		416		-		-		-		-		812		9,611

Units redeemed		(3,191)		(3,708)		(132)		(149)		(1,059)		(916)		(19,900)		(21,533)

Ending units		34,043		36,842		2,653		2,785		4,574		5,633		84,891		103,979

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DAF				DMICPA				DPBOZ				DROSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(25,250)		(24,834)		18,668		16,923		471		732		(529)		(473)

Realized gain (loss) on investments		26,430		82,160		(7,605)		(5,610)		6,234		4,259		2,501		(617)

Change in unrealized gain (loss) on investments		(240,339)		(172,493)		20,952		(7,469)		13,816		25,308		1,534		2,200

Reinvested capital gains		451,755		388,633		2,280		1,128		38,898		27,579		39		-

Net increase (decrease) in contract owners’ equity resulting from operations		212,596		273,466		34,295		4,972		59,419		57,878		3,545		1,110

Equity transactions:

Purchase payments received from contract owners (note 4)		10,235		27,045		8,475		8,647		5,120		4,958		-		-

Transfers between subaccounts, net		(48,153)		23,386		41,137		19,456		4,240		845		-		-

Redemptions (notes 2, 3, and 4)		(213,423)		(338,175)		(43,800)		(82,317)		(65,193)		(13,905)		(45,176)		(1,267)

Adjustments to maintain reserves		(39)		(23)		21		(8)		48		(26)		17		(6)

Net equity transactions		(251,380)		(287,767)		5,833		(54,222)		(55,785)		(8,128)		(45,159)		(1,273)

Net change in contract owners’ equity		(38,784)		(14,301)		40,128		(49,250)		3,634		49,750		(41,614)		(163)

Contract owners’ equity at beginning of period		2,582,036		2,596,337		624,403		673,653		586,729		536,979		50,736		50,899

Contract owners’ equity at end of period		$2,543,252		2,582,036		664,531		624,403		590,363		586,729		9,122		50,736

CHANGE IN UNITS:

Beginning units		56,457		63,113		59,099		64,239		22,946		23,265		1,794		1,839

Units purchased		286		1,311		5,093		3,820		363		828		-		-

Units redeemed		(5,449)		(7,967)		(4,676)		(8,960)		(2,623)		(1,147)		(1,504)		(45)

Ending units		51,294		56,457		59,516		59,099		20,686		22,946		290		1,794

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSPI				DTC				FBDF				FEQIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(88,420)		(67,467)		(4,239)		(3,723)		19,584		20,426		(32)		(51)

Realized gain (loss) on investments		161,684		320,592		5,561		20,585		(187)		(6,001)		(35)		(76)

Change in unrealized gain (loss) on investments		885,015		1,682,684		11,941		36,065		25,499		(3,769)		(328)		225

Reinvested capital gains		1,624,677		1,474,486		38,782		23,304		-		-		1,305		850

Net increase (decrease) in contract owners’ equity resulting from operations		2,582,956		3,410,295		52,045		76,231		44,896		10,656		910		948

Equity transactions:

Purchase payments received from contract owners (note 4)		360,530		465,551		878		1,329		32,542		35,228		-		-

Transfers between subaccounts, net		(56,125)		(98,550)		(14)		(26)		9,099		(54,665)		-		-

Redemptions (notes 2, 3, and 4)		(1,397,486)		(1,627,047)		(9,786)		(51,316)		(30,828)		(234,920)		(1,348)		(2,738)

Adjustments to maintain reserves		31		(15)		37		(22)		54		(24)		4		(3)

Net equity transactions		(1,093,050)		(1,260,061)		(8,885)		(50,035)		10,867		(254,381)		(1,344)		(2,741)

Net change in contract owners’ equity		1,489,906		2,150,234		43,160		26,196		55,763		(243,725)		(434)		(1,793)

Contract owners’ equity at beginning of period		17,286,840		15,136,606		365,282		339,086		796,097		1,039,822		7,196		8,989

Contract owners’ equity at end of period		$18,776,746		17,286,840		408,442		365,282		851,860		796,097		6,762		7,196

CHANGE IN UNITS:

Beginning units		123,062		132,300		6,120		6,718		31,087		40,706		311		431

Units purchased		2,994		4,583		9		16		1,638		1,864		-		-

Units redeemed		(10,579)		(13,821)		(126)		(614)		(1,196)		(11,483)		(52)		(120)

Ending units		115,477		123,062		6,003		6,120		31,529		31,087		259		311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FHYT				FIIF				FAEDIA				FAEDIM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$56,449		53,073		4,441		4,111		21,998		-		22,207		-

Realized gain (loss) on investments		(13,632)		(15,585)		(286)		(1,901)		1,574		-		1,070		-

Change in unrealized gain (loss) on investments		51,487		31,083		5,187		1,732		39,607		-		44,541		-

Reinvested capital gains		-		-		-		-		63,882		-		71,769		-

Net increase (decrease) in contract owners’ equity resulting from operations		94,304		68,571		9,342		3,942		127,061		-		139,587		-

Equity transactions:

Purchase payments received from contract owners (note 4)		49,518		72,126		450		3,820		90		-		883		-

Transfers between subaccounts, net		(77,967)		(8,519)		690		1,733		1,311,207		-		1,468,252		-

Redemptions (notes 2, 3, and 4)		(113,574)		(192,842)		(1,560)		(14,730)		(18,538)		-		(14,593)		-

Adjustments to maintain reserves		57		(25)		53		(14)		(15)		-		(4)		-

Net equity transactions		(141,966)		(129,260)		(367)		(9,191)		1,292,744		-		1,454,538		-

Net change in contract owners’ equity		(47,662)		(60,689)		8,975		(5,249)		1,419,805		-		1,594,125		-

Contract owners’ equity at beginning of period		1,424,674		1,485,363		164,338		169,587		-		-		-		-

Contract owners’ equity at end of period		$1,377,012		1,424,674		173,313		164,338		1,419,805		-		1,594,125		-

CHANGE IN UNITS:

Beginning units		46,305		50,638		9,031		9,519		-		-		-		-

Units purchased		2,388		3,329		69		306		131,133		-		146,893		-

Units redeemed		(6,814)		(7,662)		(89)		(794)		(1,739)		-		(1,390)		-

Ending units		41,879		46,305		9,011		9,031		129,394		-		145,503		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FAEGA				FAGO				FAGOA				FAHY
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(20,045)		(19,893)		(75,170)		(67,246)		(19,835)		(16,960)		10,477		12,663

Realized gain (loss) on investments		54,969		41,844		180,679		210,058		41,761		36,967		2,945		(3)

Change in unrealized gain (loss) on investments		164,834		181,017		716,082		1,421,441		218,924		404,199		17,035		17,969

Reinvested capital gains		11,174		195,937		261,164		-		70,913		-		143		-

Net increase (decrease) in contract owners’ equity resulting from operations		210,932		398,905		1,082,755		1,564,253		311,763		424,206		30,600		30,629

Equity transactions:

Purchase payments received from contract owners (note 4)		11,434		8,249		177,664		181,919		13,398		10,130		-		-

Transfers between subaccounts, net		25		(65,016)		2,262		(265,932)		(8,658)		(45,545)		(31,906)		(1)

Redemptions (notes 2, 3, and 4)		(157,757)		(113,671)		(363,605)		(513,716)		(63,239)		(40,537)		(50,609)		(58,970)

Adjustments to maintain reserves		146		(52)		29		(15)		87		(47)		87		(20)

Net equity transactions		(146,152)		(170,490)		(183,650)		(597,744)		(58,412)		(75,999)		(82,428)		(58,991)

Net change in contract owners’ equity		64,780		228,415		899,105		966,509		253,351		348,207		(51,828)		(28,362)

Contract owners’ equity at beginning of period		1,747,783		1,519,368		5,567,183		4,600,674		1,542,132		1,193,925		356,757		385,119

Contract owners’ equity at end of period		$1,812,563		1,747,783		6,466,288		5,567,183		1,795,483		1,542,132		304,929		356,757

CHANGE IN UNITS:

Beginning units		37,591		42,035		51,009		57,568		24,092		25,595		7,243		8,502

Units purchased		901		197		2,617		2,489		443		783		-		-

Units redeemed		(4,032)		(4,641)		(4,364)		(9,048)		(1,297)		(2,286)		(1,616)		(1,259)

Ending units		34,460		37,591		49,262		51,009		23,238		24,092		5,627		7,243

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FAM				FAOVSA				FCI				FDB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$10,692		10,221		-		-		8,475		8,248		(357)		2,352

Realized gain (loss) on investments		5,641		2,427		-		-		1,214		363		13,119		1,056

Change in unrealized gain (loss) on investments		54,449		40,521		53		-		14,741		10,482		133,756		(15,877)

Reinvested capital gains		46,506		13,575		-		-		-		-		64,321		16,804

Net increase (decrease) in contract owners’ equity resulting from operations		117,288		66,744		53		-		24,430		19,093		210,839		4,335

Equity transactions:

Purchase payments received from contract owners (note 4)		23,103		30,953		9		-		-		-		151,207		29,546

Transfers between subaccounts, net		6,606		(4,320)		1,150		-		-		-		(108,871)		1,740,995

Redemptions (notes 2, 3, and 4)		(127,516)		(110,047)		-		-		(5,046)		(1,459)		(259,881)		(40,292)

Adjustments to maintain reserves		21		(10)		(10)		-		(3)		(2)		18		(21)

Net equity transactions		(97,786)		(83,424)		1,149		-		(5,049)		(1,461)		(217,527)		1,730,228

Net change in contract owners’ equity		19,502		(16,680)		1,202		-		19,381		17,632		(6,688)		1,734,563

Contract owners’ equity at beginning of period		946,322		963,002		-		-		224,336		206,704		1,734,563		-

Contract owners’ equity at end of period		$965,824		946,322		1,202		-		243,717		224,336		1,727,875		1,734,563

CHANGE IN UNITS:

Beginning units		19,878		21,653		-		-		1,005		1,012		173,093		-

Units purchased		606		676		115		-		-		-		16,178		178,763

Units redeemed		(2,604)		(2,451)		-		-		(20)		(7)		(36,807)		(5,670)

Ending units		17,880		19,878		115		-		985		1,005		152,464		173,093

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FDBA				FEI				FMG				FO2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$679		358		22,471		17,578		(113,355)		(90,552)		2,194		1,648

Realized gain (loss) on investments		316		47		103,975		283,780		138,711		97,950		35,125		40,723

Change in unrealized gain (loss) on investments		14,702		(1,565)		518,158		163,152		(45,721)		1,386,608		92,846		(60,457)

Reinvested capital gains		7,177		1,682		152,281		170,026		767,902		495,715		170,179		79,667

Net increase (decrease) in contract owners’ equity resulting from operations		22,874		522		796,885		634,536		747,537		1,889,721		300,344		61,581

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		132,264		102,898		70,179		84,284		99,234		98,902

Transfers between subaccounts, net		13,639		172,782		(28,196)		(226,748)		(2,211)		(9,157)		48,728		31,259

Redemptions (notes 2, 3, and 4)		(18,116)		(1,331)		(283,487)		(639,727)		(704,749)		(672,259)		(141,079)		(171,256)

Adjustments to maintain reserves		34		(40)		34		(18)		32		(15)		69		(28)

Net equity transactions		(4,443)		171,411		(179,385)		(763,595)		(636,749)		(597,147)		6,952		(41,123)

Net change in contract owners’ equity		18,431		171,933		617,500		(129,059)		110,788		1,292,574		307,296		20,458

Contract owners’ equity at beginning of period		171,933		-		4,608,393		4,737,452		8,600,053		7,307,479		1,649,159		1,628,701

Contract owners’ equity at end of period		$190,364		171,933		5,225,893		4,608,393		8,710,841		8,600,053		1,956,455		1,649,159

CHANGE IN UNITS:

Beginning units		17,145		-		14,821		17,336		67,570		72,549		113,717		116,130

Units purchased		1,344		17,279		521		446		979		809		13,745		14,218

Units redeemed		(1,762)		(134)		(1,030)		(2,961)		(5,840)		(5,788)		(13,609)		(16,631)

Ending units		16,727		17,145		14,312		14,821		62,709		67,570		113,853		113,717

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FPR				FRBSI				FSCG				TFF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$27,761		23,347		(2,957)		(721)		(13,060)		(14,294)		12,129		4,160

Realized gain (loss) on investments		14,056		19,519		(11,817)		(163)		24,266		9,266		14,467		7,055

Change in unrealized gain (loss) on investments		263,045		380,294		32,217		21,608		(75,153)		107,284		85,959		(28,246)

Reinvested capital gains		306,214		557,789		32,542		55,150		71,340		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		611,076		980,949		49,985		75,874		7,393		102,256		112,555		(17,031)

Equity transactions:

Purchase payments received from contract owners (note 4)		75,884		90,212		17,864		14,402		5,502		6,572		-		1

Transfers between subaccounts, net		(105,622)		(290,824)		(22,216)		19,078		2,926		(41,027)		(16,872)		-

Redemptions (notes 2, 3, and 4)		(653,395)		(488,041)		(105,333)		(58,811)		(152,310)		(126,997)		(38,570)		(28,518)

Adjustments to maintain reserves		30		(16)		84		(38)		71		(33)		47		(18)

Net equity transactions		(683,103)		(688,669)		(109,601)		(25,369)		(143,811)		(161,485)		(55,395)		(28,535)

Net change in contract owners’ equity		(72,027)		292,280		(59,616)		50,505		(136,418)		(59,229)		57,160		(45,566)

Contract owners’ equity at beginning of period		6,313,624		6,021,344		1,024,711		974,206		1,062,080		1,121,309		450,378		495,944

Contract owners’ equity at end of period		$6,241,597		6,313,624		965,095		1,024,711		925,662		1,062,080		507,538		450,378

CHANGE IN UNITS:

Beginning units		57,980		64,862		22,226		22,757		35,486		41,160		14,833		15,657

Units purchased		683		948		591		854		370		888		-		-

Units redeemed		(6,953)		(7,830)		(2,962)		(1,385)		(5,213)		(6,562)		(1,752)		(824)

Ending units		51,710		57,980		19,855		22,226		30,643		35,486		13,081		14,833

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TIF2				TMSF				AREA				ASCGI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$10,853		11,943		9,423		8,740		1,753		3,816		(4,251)		(4,383)

Realized gain (loss) on investments		7,147		32,902		(20,679)		(17,086)		(6,828)		(14,215)		4,397		2,185

Change in unrealized gain (loss) on investments		162,208		(59,033)		114,077		78,853		(15,065)		3,629		(14,023)		47,059

Reinvested capital gains		67,112		-		149,235		182,152		14,685		7,733		27,776		-

Net increase (decrease) in contract owners’ equity resulting from operations		247,320		(14,188)		252,056		252,659		(5,455)		963		13,899		44,861

Equity transactions:

Purchase payments received from contract owners (note 4)		18,125		28,915		68,540		59,260		6,447		6,033		1,082		1,089

Transfers between subaccounts, net		(1,259)		(40,266)		(36,082)		(38,022)		1,837		(10,163)		(13,934)		(4,857)

Redemptions (notes 2, 3, and 4)		(77,393)		(138,852)		(137,602)		(532,957)		(18,705)		(32,924)		(11,502)		(9,525)

Adjustments to maintain reserves		82		(30)		40		(54)		(311)		85		50		(28)

Net equity transactions		(60,445)		(150,233)		(105,104)		(511,773)		(10,732)		(36,969)		(24,304)		(13,321)

Net change in contract owners’ equity		186,875		(164,421)		146,952		(259,114)		(16,187)		(36,006)		(10,405)		31,540

Contract owners’ equity at beginning of period		911,374		1,075,795		2,557,926		2,817,040		381,168		417,174		336,194		304,654

Contract owners’ equity at end of period		$1,098,249		911,374		2,704,878		2,557,926		364,981		381,168		325,789		336,194

CHANGE IN UNITS:

Beginning units		94,611		109,195		67,163		81,484		20,547		22,604		9,344		9,707

Units purchased		3,003		10,054		1,837		1,990		447		481		77		44

Units redeemed		(8,294)		(24,638)		(4,483)		(16,311)		(1,001)		(2,538)		(731)		(407)

Ending units		89,320		94,611		64,517		67,163		19,993		20,547		8,690		9,344

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OCAF				ODMCGA				OGF				OSI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(16,391)		(15,660)		(58,138)		(58,801)		(35,169)		(36,915)		15,189		13,302

Realized gain (loss) on investments		49,688		26,659		150,897		188,400		53,418		68,971		(620)		(933)

Change in unrealized gain (loss) on investments		(28,235)		290,900		(298,923)		578,947		(224,171)		56,355		23,472		(6,266)

Reinvested capital gains		133,985		38,362		373,365		220,559		569,656		308,151		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		139,047		340,261		167,201		929,105		363,734		396,562		38,041		6,103

Equity transactions:

Purchase payments received from contract owners (note 4)		4,072		6,642		112,513		116,256		-		21		7,567		3,647

Transfers between subaccounts, net		(26,352)		(14,809)		30,141		181,865		(22,803)		(23,254)		81,349		11,023

Redemptions (notes 2, 3, and 4)		(101,068)		(71,017)		(503,611)		(734,868)		(367,722)		(225,432)		(51,944)		(26,099)

Adjustments to maintain reserves		81		(49)		99		(55)		64		(39)		51		(21)

Net equity transactions		(123,267)		(79,233)		(360,858)		(436,802)		(390,461)		(248,704)		37,023		(11,450)

Net change in contract owners’ equity		15,780		261,028		(193,657)		492,303		(26,727)		147,858		75,064		(5,347)

Contract owners’ equity at beginning of period		1,345,567		1,084,539		4,655,615		4,163,312		2,875,833		2,727,975		318,628		323,975

Contract owners’ equity at end of period		$1,361,347		1,345,567		4,461,958		4,655,615		2,849,106		2,875,833		393,692		318,628

CHANGE IN UNITS:

Beginning units		36,639		39,119		287,358		314,880		31,462		34,036		15,386		15,968

Units purchased		176		692		11,790		22,427		-		-		4,304		920

Units redeemed		(3,464)		(3,172)		(32,800)		(49,949)		(4,187)		(2,574)		(2,716)		(1,502)

Ending units		33,351		36,639		266,348		287,358		27,275		31,462		16,974		15,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVGSS				VKEIA				VKGIA				JAFRT
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(52,715)		(60,661)		166		205		73		(209)		(220,943)		(245,718)

Realized gain (loss) on investments		(134,093)		(10,214)		8		13		(35,302)		(3,688)		8,068,834		1,076,529

Change in unrealized gain (loss) on investments		(217,277)		415,178		1,771		942		80,802		42,733		(4,940,768)		1,612,993

Reinvested capital gains		911,123		272,616		1,768		1,880		55,345		71,729		25		1,949,176

Net increase (decrease) in contract owners’ equity resulting from operations		507,038		616,919		3,713		3,040		100,918		110,565		2,907,148		4,392,980

Equity transactions:

Purchase payments received from contract owners (note 4)		83,641		139,757		920		-		6,731		10,143		91,837		102,144

Transfers between subaccounts, net		(4,943,054)		(12,571)		(20)		(17)		221		(4,985)		(20,832,007)		(295,662)

Redemptions (notes 2, 3, and 4)		(250,515)		(587,653)		(36)		(303)		(111,843)		(22,778)		(1,663,491)		(1,868,413)

Adjustments to maintain reserves		747		(170)		23		(10)		(407)		(55)		125		(66)

Net equity transactions		(5,109,181)		(460,637)		887		(330)		(105,298)		(17,675)		(22,403,536)		(2,061,997)

Net change in contract owners’ equity		(4,602,143)		156,282		4,600		2,710		(4,380)		92,890		(19,496,388)		2,330,983

Contract owners’ equity at beginning of period		4,602,143		4,445,861		32,145		29,435		833,816		740,926		19,496,388		17,165,405

Contract owners’ equity at end of period		$-		4,602,143		36,745		32,145		829,436		833,816		-		19,496,388

CHANGE IN UNITS:

Beginning units		207,477		228,912		1,349		1,363		16,034		16,328		679,654		756,451

Units purchased		4,064		7,260		38		-		4,639		886		5,993		9,015

Units redeemed		(211,541)		(28,695)		(1)		(14)		(6,700)		(1,180)		(685,647)		(85,812)

Ending units		-		207,477		1,386		1,349		13,973		16,034		-		679,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JBS				JMERC				JOS				JWF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,070		5,899		(76,537)		(72,146)		(53)		22		(14,398)		(12,028)

Realized gain (loss) on investments		57,777		118,470		501,804		382,747		850		228		114,907		185,943

Change in unrealized gain (loss) on investments		5,599		(13,115)		(190,181)		975,982		8,301		1,139		74,957		43,932

Reinvested capital gains		73,208		51,197		694,392		284,023		-		-		125,490		117,676

Net increase (decrease) in contract owners’ equity resulting from operations		139,654		162,451		929,478		1,570,606		9,098		1,389		300,956		335,523

Equity transactions:

Purchase payments received from contract owners (note 4)		1,953		7,211		11,753		16,755		1,758		1,314		-		2

Transfers between subaccounts, net		(3)		(299,705)		212,232		27,017		-		286		(23,411)		(12,055)

Redemptions (notes 2, 3, and 4)		(131,830)		(108,409)		(776,519)		(733,280)		(3,060)		(799)		(139,060)		(250,876)

Adjustments to maintain reserves		43		(21)		95		(54)		17		(8)		32		(16)

Net equity transactions		(129,837)		(400,924)		(552,439)		(689,562)		(1,285)		793		(162,439)		(262,945)

Net change in contract owners’ equity		9,817		(238,473)		377,039		881,044		7,813		2,182		138,517		72,578

Contract owners’ equity at beginning of period		1,089,153		1,327,626		5,799,812		4,918,768		34,740		32,558		1,657,996		1,585,418

Contract owners’ equity at end of period		$1,098,970		1,089,153		6,176,851		5,799,812		42,553		34,740		1,796,513		1,657,996

CHANGE IN UNITS:

Beginning units		32,418		44,844		199,585		225,427		2,325		2,271		33,587		39,028

Units purchased		467		221		10,166		2,384		107		106		-		-

Units redeemed		(3,977)		(12,647)		(27,578)		(28,226)		(185)		(52)		(2,989)		(5,441)

Ending units		28,908		32,418		182,173		199,585		2,247		2,325		30,598		33,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JWS				LSC				LACIS				MSI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,344)		(2,010)		(12,851)		(21,909)		(4,174)		(4,263)		54,577		36,374

Realized gain (loss) on investments		11,296		7,746		(31,136)		(26,650)		28,331		5,225		(5,449)		(825)

Change in unrealized gain (loss) on investments		13,854		19,149		(18,322)		(38,143)		129,105		(5,353)		42,506		(39,653)

Reinvested capital gains		16,622		14,195		74,765		244,954		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		39,428		39,080		12,456		158,252		153,262		(4,391)		91,634		(4,104)

Equity transactions:

Purchase payments received from contract owners (note 4)		3,846		2,553		67,097		80,117		42,212		20,431		20,005		22,265

Transfers between subaccounts, net		5,502		-		(26,585)		(93,089)		(189,224)		1,181,704		132,625		667,585

Redemptions (notes 2, 3, and 4)		(12,395)		(34,078)		(86,619)		(328,320)		(48,924)		(100,754)		(78,415)		(10,352)

Adjustments to maintain reserves		33		(16)		45		(17)		66		(73)		27		(9)

Net equity transactions		(3,014)		(31,541)		(46,062)		(341,309)		(195,870)		1,101,308		74,242		679,489

Net change in contract owners’ equity		36,414		7,539		(33,606)		(183,057)		(42,608)		1,096,917		165,876		675,385

Contract owners’ equity at beginning of period		206,560		199,021		1,557,581		1,740,638		1,096,917		-		1,496,766		821,381

Contract owners’ equity at end of period		$242,974		206,560		1,523,975		1,557,581		1,054,309		1,096,917		1,662,642		1,496,766

CHANGE IN UNITS:

Beginning units		4,861		5,707		28,063		34,311		110,515		-		72,615		40,368

Units purchased		695		65		1,519		2,240		6,048		121,911		7,891		32,767

Units redeemed		(705)		(911)		(2,387)		(8,488)		(23,657)		(11,396)		(4,379)		(520)

Ending units		4,851		4,861		27,195		28,063		92,906		110,515		76,127		72,615

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVDMA				GVDMC				GVIDA				GVIDC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(48,833)		(44,958)		(8,439)		(8,198)		(30,776)		(28,017)		(3,912)		(5,890)

Realized gain (loss) on investments		(46,243)		(278,802)		(692)		(16,446)		(6,658)		(81,641)		779		5,495

Change in unrealized gain (loss) on investments		614,862		630,351		72,640		52,755		386,290		332,226		24,593		18,144

Reinvested capital gains		35,737		-		-		-		38,883		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		555,523		306,591		63,509		28,111		387,739		222,568		21,460		17,749

Equity transactions:

Purchase payments received from contract owners (note 4)		236,891		271,107		37,002		28,096		180,736		185,186		22,253		26,766

Transfers between subaccounts, net		(67)		8,653		-		(7,091)		81		(100)		200		(30,403)

Redemptions (notes 2, 3, and 4)		(202,727)		(542,826)		(47,217)		(124,905)		(163,032)		(324,133)		(18,225)		(251,964)

Adjustments to maintain reserves		29		(13)		17		(6)		29		(14)		18		(6)

Net equity transactions		34,126		(263,079)		(10,198)		(103,906)		17,814		(139,061)		4,246		(255,607)

Net change in contract owners’ equity		589,649		43,512		53,311		(75,795)		405,553		83,507		25,706		(237,858)

Contract owners’ equity at beginning of period		3,501,840		3,458,328		623,890		699,685		2,179,306		2,095,799		288,758		526,616

Contract owners’ equity at end of period		$4,091,489		3,501,840		677,201		623,890		2,584,859		2,179,306		314,464		288,758

CHANGE IN UNITS:

Beginning units		119,410		129,430		32,166		37,769		67,395		72,048		19,114		35,718

Units purchased		7,750		10,764		1,837		1,472		5,251		5,961		1,412		1,787

Units redeemed		(6,733)		(20,784)		(2,328)		(7,075)		(4,734)		(10,614)		(1,159)		(18,391)

Ending units		120,427		119,410		31,675		32,166		67,912		67,395		19,367		19,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDM				IDAS				IDCS				IDMAS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(47,410)		(47,801)		17,359		4,683		5,819		5,635		65,294		26,342

Realized gain (loss) on investments		(78,668)		(309,421)		19,618		51,385		697		2,963		(38,888)		1,343

Change in unrealized gain (loss) on investments		565,988		628,314		25,774		(48,771)		11,332		(2,534)		197,477		(57,575)

Reinvested capital gains		-		-		38,219		106,874		-		4,650		114,901		293,780

Net increase (decrease) in contract owners’ equity resulting from operations		439,910		271,092		100,970		114,171		17,848		10,714		338,784		263,890

Equity transactions:

Purchase payments received from contract owners (note 4)		212,048		273,617		2,368		60,553		2,815		1,693		62,743		84,548

Transfers between subaccounts, net		45		268,637		(447)		(61,452)		-		(66,492)		(1,726)		(15)

Redemptions (notes 2, 3, and 4)		(559,911)		(738,717)		(216,984)		(279,937)		(20,368)		(23,968)		(440,731)		(358,965)

Adjustments to maintain reserves		49		(19)		40		(21)		28		(11)		60		(25)

Net equity transactions		(347,769)		(196,482)		(215,023)		(280,857)		(17,525)		(88,778)		(379,654)		(274,457)

Net change in contract owners’ equity		92,141		74,610		(114,053)		(166,686)		323		(78,064)		(40,870)		(10,567)

Contract owners’ equity at beginning of period		3,555,792		3,481,182		789,462		956,148		271,158		349,222		2,533,735		2,544,302

Contract owners’ equity at end of period		$3,647,933		3,555,792		675,409		789,462		271,481		271,158		2,492,865		2,533,735

CHANGE IN UNITS:

Beginning units		147,381		155,250		26,942		36,962		16,786		21,887		92,928		102,846

Units purchased		8,482		26,828		78		2,047		174		106		2,906		3,246

Units redeemed		(21,987)		(34,697)		(7,245)		(12,067)		(1,174)		(5,207)		(15,998)		(13,164)

Ending units		133,876		147,381		19,775		26,942		15,786		16,786		79,836		92,928

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IDMCS				IDMS				MMF				MMFR
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$6,912		4,849		27,885		14,761		115,513		153,382		33,030		48,059

Realized gain (loss) on investments		1,430		3,812		24,284		(8,134)		-		-		-		-

Change in unrealized gain (loss) on investments		15,428		(7,068)		44,960		10,571		-		-		-		-

Reinvested capital gains		2,301		16,467		35,846		107,756		49		-		14		-

Net increase (decrease) in contract owners’ equity resulting from operations		26,071		18,060		132,975		124,954		115,562		153,382		33,044		48,059

Equity transactions:

Purchase payments received from contract owners (note 4)		1,009		1,028		8,272		8,719		166,297		146,658		23,239		347,456

Transfers between subaccounts, net		108		261		1,418		(347,692)		1,316,194		760,596		407,862		903,507

Redemptions (notes 2, 3, and 4)		(36,016)		(49,508)		(200,987)		(196,509)		(1,061,059)		(1,265,936)		(458,255)		(1,378,832)

Adjustments to maintain reserves		39		(18)		53		(25)		37		(14)		(135)		6

Net equity transactions		(34,860)		(48,237)		(191,244)		(535,507)		421,469		(358,696)		(27,289)		(127,863)

Net change in contract owners’ equity		(8,789)		(30,177)		(58,269)		(410,553)		537,031		(205,314)		5,755		(79,804)

Contract owners’ equity at beginning of period		290,695		320,872		1,201,603		1,612,156		4,377,143		4,582,457		1,352,354		1,432,158

Contract owners’ equity at end of period		$281,906		290,695		1,143,334		1,201,603		4,914,174		4,377,143		1,358,109		1,352,354

CHANGE IN UNITS:

Beginning units		14,250		16,541		50,434		72,765		187,162		202,681		125,697		141,017

Units purchased		54		66		462		536		65,944		52,162		82,230		177,185

Units redeemed		(1,665)		(2,357)		(7,895)		(22,867)		(48,024)		(67,681)		(84,557)		(192,505)

Ending units		12,639		14,250		43,001		50,434		205,082		187,162		123,370		125,697

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NBIXA				NF				NFA				NFDIW2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,534		3,810		(25,539)		(26,934)		(7,795)		(7,575)		(4,913)		-

Realized gain (loss) on investments		(288)		(378)		166,948		110,385		11,004		9,078		1,016		-

Change in unrealized gain (loss) on investments		7,622		(4,915)		(428,659)		184,769		(70,528)		56,660		84,682		-

Reinvested capital gains		-		-		641,307		302,677		151,920		68,120		7,503		-

Net increase (decrease) in contract owners’ equity resulting from operations		11,868		(1,483)		354,057		570,897		84,601		126,283		88,288		-

Equity transactions:

Purchase payments received from contract owners (note 4)		4,931		6,417		35,249		60,310		19		1		14,577		-

Transfers between subaccounts, net		10,276		4,255		(36,919)		(41,840)		(2,654)		-		4,883,770		-

Redemptions (notes 2, 3, and 4)		(5,934)		(5,823)		(358,112)		(268,790)		(39,108)		(28,825)		(71,739)		-

Adjustments to maintain reserves		36		(16)		52		(35)		(294)		(187)		1,865		-

Net equity transactions		9,309		4,833		(359,730)		(250,355)		(42,037)		(29,011)		4,828,473		-

Net change in contract owners’ equity		21,177		3,350		(5,673)		320,542		42,564		97,272		4,916,761		-

Contract owners’ equity at beginning of period		221,549		218,199		3,146,138		2,825,596		728,772		631,500		-		-

Contract owners’ equity at end of period		$242,726		221,549		3,140,465		3,146,138		771,336		728,772		4,916,761		-

CHANGE IN UNITS:

Beginning units		14,488		14,149		17,808		18,514		17,671		18,380		-		-

Units purchased		998		714		490		469		-		-		397,396		-

Units redeemed		(402)		(375)		(1,689)		(1,175)		(976)		(709)		(6,979)		-

Ending units		15,084		14,488		16,609		17,808		16,695		17,671		390,417		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NGF				NGFA				NHBDES				NIIXA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(433)		56		(4,242)		(1,744)		14,479		-		170		133

Realized gain (loss) on investments		3,232		26,385		20,286		39,730		989		-		22		9

Change in unrealized gain (loss) on investments		18,155		7,548		73,533		93,320		8,559		-		1,084		(51)

Reinvested capital gains		8,041		5,959		39,943		30,086		-		-		204		-

Net increase (decrease) in contract owners’ equity resulting from operations		28,995		39,948		129,520		161,392		24,027		-		1,480		91

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		25,660		31,883		18,760		-		-		-

Transfers between subaccounts, net		-		-		(13,617)		(6,465)		600,193		-		-		-

Redemptions (notes 2, 3, and 4)		(3,815)		(51,810)		(47,672)		(135,928)		(129,307)		-		(26)		-

Adjustments to maintain reserves		34		(17)		51		(26)		(6)		-		14		(6)

Net equity transactions		(3,781)		(51,827)		(35,578)		(110,536)		489,640		-		(12)		(6)

Net change in contract owners’ equity		25,214		(11,879)		93,942		50,856		513,667		-		1,468		85

Contract owners’ equity at beginning of period		183,899		195,778		847,421		796,565		-		-		4,973		4,888

Contract owners’ equity at end of period		$209,113		183,899		941,363		847,421		513,667		-		6,441		4,973

CHANGE IN UNITS:

Beginning units		1,437		1,610		13,798		15,690		-		-		284		284

Units purchased		-		-		408		562		62,023		-		-		-

Units redeemed		(43)		(173)		(930)		(2,454)		(12,862)		-		-		-

Ending units		1,394		1,437		13,276		13,798		49,161		-		284		284

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NIPSIS				NIXR				NLCG1				NMCIXA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$30,204		22,465		(37,035)		(27,298)		(34,470)		-		(3,116)		(2,369)

Realized gain (loss) on investments		(19,808)		(13,370)		217,603		327,587		3,929		-		1,961		19,268

Change in unrealized gain (loss) on investments		43,533		38		477,361		756,270		35,356		-		(34,229)		3,659

Reinvested capital gains		-		-		280,772		101,900		19,510		-		68,577		60,870

Net increase (decrease) in contract owners’ equity resulting from operations		53,929		9,133		938,701		1,158,459		24,325		-		33,193		81,428

Equity transactions:

Purchase payments received from contract owners (note 4)		21,438		31,858		274,070		262,264		19,961		-		7,434		8,194

Transfers between subaccounts, net		(5,148)		(31,824)		(146,531)		89,903		20,528,192		-		5,001		(10,939)

Redemptions (notes 2, 3, and 4)		(139,057)		(70,856)		(285,973)		(710,665)		(209,925)		-		(44,131)		(236,968)

Adjustments to maintain reserves		68		(27)		109		(55)		(6)		-		52		(28)

Net equity transactions		(122,699)		(70,849)		(158,325)		(358,553)		20,338,222		-		(31,644)		(239,741)

Net change in contract owners’ equity		(68,770)		(61,716)		780,376		799,906		20,362,547		-		1,549		(158,313)

Contract owners’ equity at beginning of period		1,046,234		1,107,950		6,055,531		5,255,625		-		-		634,735		793,048

Contract owners’ equity at end of period		$977,464		1,046,234		6,835,907		6,055,531		20,362,547		-		636,284		634,735

CHANGE IN UNITS:

Beginning units		99,358		105,995		134,778		143,395		-		-		12,247		16,899

Units purchased		6,154		4,808		8,251		10,365		1,716,667		-		528		202

Units redeemed		(17,274)		(11,445)		(11,632)		(18,982)		(18,549)		-		(1,113)		(4,854)

Ending units		88,238		99,358		131,397		134,778		1,698,118		-		11,662		12,247

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NSCIXA				NVIE6				NVMLG1				NVSTBY
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(3,861)		226		(337)		-		1,782		-		12,263		13,894

Realized gain (loss) on investments		7,908		9,321		26		-		(8)		-		1,585		53

Change in unrealized gain (loss) on investments		32,208		13,896		14,185		-		(6,201)		-		3,897		(2,347)

Reinvested capital gains		9,504		15,228		-		-		7,327		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		45,759		38,671		13,874		-		2,900		-		17,745		11,600

Equity transactions:

Purchase payments received from contract owners (note 4)		7,421		6,161		1,974		-		18,860		-		10,031		3,341

Transfers between subaccounts, net		472		(34,430)		273,872		-		41,226		-		31,763		366,229

Redemptions (notes 2, 3, and 4)		(36,026)		(30,499)		(195)		-		(11)		-		(40,861)		(351)

Adjustments to maintain reserves		(239)		20		(45)		-		-		-		2		(5)

Net equity transactions		(28,372)		(58,748)		275,606		-		60,075		-		935		369,214

Net change in contract owners’ equity		17,387		(20,077)		289,480		-		62,975		-		18,680		380,814

Contract owners’ equity at beginning of period		443,856		463,933		-		-		-		-		380,814		-

Contract owners’ equity at end of period		$461,243		443,856		289,480		-		62,975		-		399,494		380,814

CHANGE IN UNITS:

Beginning units		11,457		13,104		-		-		-		-		36,756		-

Units purchased		289		613		27,698		-		5,165		-		5,641		36,792

Units redeemed		(1,012)		(2,260)		(53)		-		(1)		-		(5,524)		(36)

Ending units		10,734		11,457		27,645		-		5,164		-		36,873		36,756

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVTIV3				NBGF				NBGST				NBGT
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,602		17,366		(21,935)		(22,086)		(48,228)		(63,282)		(2,384)		(2,619)

Realized gain (loss) on investments		22,033		6,598		130,086		149,847		57,116		73,313		4,999		21,082

Change in unrealized gain (loss) on investments		130,977		(12,760)		(106,217)		126,265		(819,590)		241,376		(783)		14,942

Reinvested capital gains		-		-		189,173		98,360		524,519		101,411		24,767		11,560

Net increase (decrease) in contract owners’ equity resulting from operations		156,612		11,204		191,107		352,386		(286,183)		352,818		26,599		44,965

Equity transactions:

Purchase payments received from contract owners (note 4)		14,361		17,858		11,935		5,720		39,273		57,609		-		1

Transfers between subaccounts, net		339,546		(905)		(142)		(99)		(222,464)		12,858		(1,732)		(43,203)

Redemptions (notes 2, 3, and 4)		(53,676)		(23,810)		(241,251)		(227,110)		(556,155)		(711,908)		(5,065)		(2,863)

Adjustments to maintain reserves		30		(14)		21		(12)		(1,190)		416		27		(16)

Net equity transactions		300,261		(6,871)		(229,437)		(221,501)		(740,536)		(641,025)		(6,770)		(46,081)

Net change in contract owners’ equity		456,873		4,333		(38,330)		130,885		(1,026,719)		(288,207)		19,829		(1,116)

Contract owners’ equity at beginning of period		366,809		362,476		1,751,023		1,620,138		4,785,673		5,073,880		204,153		205,269

Contract owners’ equity at end of period		$823,682		366,809		1,712,693		1,751,023		3,758,954		4,785,673		223,982		204,153

CHANGE IN UNITS:

Beginning units		18,873		19,194		15,356		17,347		51,909		59,113		3,398		4,230

Units purchased		16,810		1,852		98		314		856		1,076		11		8

Units redeemed		(4,012)		(2,173)		(2,163)		(2,305)		(9,350)		(8,280)		(105)		(840)

Ending units		31,671		18,873		13,291		15,356		43,415		51,909		3,304		3,398

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NBPT				NBSRT				PF				IYHII
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,307		27		(9,482)		(10,667)		5,929		19,361		23,168		16,103

Realized gain (loss) on investments		1,276		(118)		11,109		19,305		160,379		85,618		(406)		715

Change in unrealized gain (loss) on investments		26,948		718		92,986		143,773		133,333		114,057		(2,801)		21

Reinvested capital gains		11,636		-		18,141		45,198		111,854		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		41,167		627		112,754		197,609		411,495		219,036		19,961		16,839

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		17,304		20,773		44,337		41,757		39,119		25,332

Transfers between subaccounts, net		221,160		10		(53,262)		(1,560)		(77,213)		(13,934)		(27,632)		449,869

Redemptions (notes 2, 3, and 4)		(11,388)		(2,495)		(102,017)		(205,233)		(313,933)		(169,735)		(37,201)		(44,547)

Adjustments to maintain reserves		15		(5)		44		(19)		22		(11)		27		(29)

Net equity transactions		209,787		(2,490)		(137,931)		(186,039)		(346,787)		(141,923)		(25,687)		430,625

Net change in contract owners’ equity		250,954		(1,863)		(25,177)		11,570		64,708		77,113		(5,726)		447,464

Contract owners’ equity at beginning of period		5,388		7,251		810,976		799,406		2,385,997		2,308,884		447,464		-

Contract owners’ equity at end of period		$256,342		5,388		785,799		810,976		2,450,705		2,385,997		441,738		447,464

CHANGE IN UNITS:

Beginning units		133		192		14,893		18,434		22,071		23,384		43,101		-

Units purchased		5,389		-		420		456		592		441		3,759		47,413

Units redeemed		(246)		(59)		(2,843)		(3,997)		(3,631)		(1,754)		(6,163)		(4,312)

Ending units		5,276		133		12,470		14,893		19,032		22,071		40,697		43,101

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRSCGA				PMTRA				PUGOA				PUIGA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,671)		(2,821)		23,036		23,899		(2,690)		(2,996)		79		(26)

Realized gain (loss) on investments		(13,970)		(3,310)		(14,553)		(20,952)		9,680		52,072		34		19

Change in unrealized gain (loss) on investments		2,983		20,175		49,231		5,191		(24,243)		636		1,525		(124)

Reinvested capital gains		36,921		13,111		-		-		10,142		18,591		650		259

Net increase (decrease) in contract owners’ equity resulting from operations		23,263		27,155		57,714		8,138		(7,111)		68,303		2,288		128

Equity transactions:

Purchase payments received from contract owners (note 4)		2,124		2,320		10,931		12,462		494		461		-		-

Transfers between subaccounts, net		(11,938)		2,817		(939)		9,427		(221,525)		73,117		-		-

Redemptions (notes 2, 3, and 4)		(24,482)		(8,105)		(49,748)		(97,863)		(6,954)		(15,577)		(5)		(1)

Adjustments to maintain reserves		21		(14)		51		(24)		20		(12)		2		(1)

Net equity transactions		(34,275)		(2,982)		(39,705)		(75,998)		(227,965)		57,989		(3)		(2)

Net change in contract owners’ equity		(11,012)		24,173		18,009		(67,860)		(235,076)		126,292		2,285		126

Contract owners’ equity at beginning of period		227,345		203,172		772,658		840,518		423,513		297,221		6,485		6,359

Contract owners’ equity at end of period		$216,333		227,345		790,667		772,658		188,437		423,513		8,770		6,485

CHANGE IN UNITS:

Beginning units		16,227		16,362		39,286		42,926		10,886		10,063		259		259

Units purchased		179		739		1,395		1,338		202		8,926		-		-

Units redeemed		(2,634)		(874)		(3,274)		(4,978)		(6,798)		(8,103)		-		-

Ending units		13,772		16,227		37,407		39,286		4,290		10,886		259		259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$
	VRTAA
	2025		2024

Investment activity*:

Net investment income (loss)		$3,797		1,057

Realized gain (loss) on investments		2,675		9,425

Change in unrealized gain (loss) on investments		(35,993)		(853)

Reinvested capital gains		50,603		44,738

Net increase (decrease) in contract owners’ equity resulting from operations		21,082		54,367

Equity transactions:

Purchase payments received from contract owners (note 4)		23,917		26,340

Transfers between subaccounts, net		10,236		(4,832)

Redemptions (notes 2, 3, and 4)		(49,936)		(97,043)

Adjustments to maintain reserves		20		(9)

Net equity transactions		(15,763)		(75,544)

Net change in contract owners’ equity		5,319		(21,177)

Contract owners’ equity at beginning of period		429,195		450,372

Contract owners’ equity at end of period		$434,514		429,195

CHANGE IN UNITS:

Beginning units		27,566		32,640

Units purchased		2,488		1,759

Units redeemed		(3,562)		(6,833)

Ending units		26,492		27,566

*For

all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ABERDEEN FUNDS

abrdn Infrastructure Debt Fund - Institutional Service Class (ADGFIS)

abrdn U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)

abrdn U.S. Small Cap Equity Fund - Class A (PRSCA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Common Stock Fund - Class A (SACSA)

Allspring Growth Fund - Class A (SGRA)

Allspring Special Large Cap Value Fund - Administrative Class (WFAIVD)

Allspring Mid Cap Growth Fund - Class A (WFENAD)

Allspring Large Cap Core Fund - Class A (WFLCCA)

Allspring Large Cap Growth Fund - Class A (WFLGA)

AMERICAN CENTURY INVESTMENTS

American Century Disciplined Core Value Fund - Class A (ACIGA)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Strategic Dividend Growth Fund, Inc - Class F Shares (FEQIF)

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Equity Dividend Income Fund - Class A (FAEDIA)

Fidelity Advisor Equity Dividend Income Fund - Class M (FAEDIM)

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor Capital & Income Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Advisor Overseas Fund - Class A (FAOVSA)

Fidelity Capital & Income Fund (FCI)

Fidelity Advisor Balanced Fund - Class M (FDB)

Fidelity Advisor Balanced Fund - Class A (FDBA)

Fidelity Equity-Income Fund (FEI)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)*

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Mid Cap Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Discovery Large Cap Fund - Class A (OCAF)

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)

Invesco Global Fund - Class A (OGF)

Invesco Global Strategic Income Fund - Class A (OSI)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)*

Invesco Equity and Income Fund: Class A (VKEIA) Invesco Growth and Income Fund: Class A (VKGIA)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)*

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard US Small Cap Equity Select Portfolio - Open Shares (LSC)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Service Class (LACIS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6 (NGF)

Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A (NGFA)

Nationwide Loomis Core Bond Fund - Eagle Class (NHBDES)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I (NLCG1)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class Y (NVSTBY)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Large Cap Growth Fund - Investor Class (NBGF)

Neuberger Genesis Fund - Trust Class (NBGST)

Neuberger Large Cap Growth Fund - Trust Class (NBGT)

Neuberger Large Cap Value Fund - Trust Class (NBPT)

Neuberger Quality Equity Fund: Trust Class (NBSRT)

Neuberger Large Cap Value Fund - Investor Class (PF)

NOMURA INVESTMENT MANAGEMENT

Nomura High Income Fund - Institutional Class (IYHII)

Nomura Small Cap Growth Fund - Class A (WRSCGA)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Large Cap Growth Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

*	At December 31, 2025, contract owners were not invested in this fund.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Nomura High Income Fund - Institutional Class (IYHII)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Service Class (LACIS)	4/26/2024

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class Y (NVSTBY)	5/24/2024

Fidelity Advisor Balanced Fund - Class M (FDB)	10/25/2024

Fidelity Advisor Balanced Fund - Class A (FDBA)	10/25/2024

Nationwide Loomis Core Bond Fund - Eagle Class (NHBDES)	2/14/2025

Fidelity Advisor Equity Dividend Income Fund - Class A (FAEDIA)	6/6/2025

Fidelity Advisor Equity Dividend Income Fund - Class M (FAEDIM)	6/6/2025

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)	6/9/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class I (NLCG1)	7/28/2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)	8/27/2025

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10/24/2025

Fidelity Advisor Overseas Fund - Class A (FAOVSA)	11/21/2025

Nationwide Bond Fund - Institutional Service Class (NBF)		2/14/2025

Fidelity Advisor Equity Income Fund - Class M (FAEI)		6/6/2025

Fidelity Advisor Equity Income Fund: Class A (FAEIA)		6/6/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)		10/24/2025

Fidelity Advisor Overseas Fund: Class A (FAOA)		11/21/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Bond Fund - Institutional Service Class (NBF)	Nationwide Loomis Core Bond Fund - Eagle Class (NHBDES)	2/14/2025

Fidelity Advisor Equity Income Fund - Class M (FAEI)	Fidelity Advisor Equity Dividend Income Fund: Class M (FAEDIM)	6/6/2025

Fidelity Advisor Equity Income Fund: Class A (FAEIA)	Fidelity Advisor Equity Dividend Income Fund: Class A (FAEDIA)	6/6/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10/24/2025

Fidelity Advisor Overseas Fund: Class A (FAOA)	Fidelity Advisor Overseas Fund - Class A (FAOVSA)	11/21/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

FEQIF	Federated Hermes Strategic Dividend Growth Fund, Inc - Class F Shares	Federated Hermes Equity Income Fund, Inc.: Class F Shares	10/27/2025

LSC	Lazard US Small Cap Equity Select Portfolio - Open Shares	Lazard Retirement US Small Cap Equity Select Portfolio - Open Shares	5/1/2025

NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	5/1/2025

NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	5/1/2025

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	5/1/2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025

NBSRT	Neuberger Quality Equity Fund: Trust Class	Neuberger Berman Sustainable Equity Fund: Trust Class	7/28/2025

IYHII	Nomura High Income Fund - Institutional Class	Macquarie High Income Fund - Institutional Class	12/1/2025

WRSCGA	Nomura Small Cap Growth Fund - Class A	Macquarie Small Cap Growth Fund - Class A	12/1/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 2.55%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.70% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Maximum Guaranteed Lifetime Withdrawal Fee - assessed annually as a percentage of the benefit base through a reduction in unit values	1.20%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC Option	0.25%
Five Year CDSC Option	0.10%
Reduced Purchase Payment Option	0.25% - 0.30%
Five-Year Reset Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $495 and $80,291, respectively, and total transfers from the Separate Account to the fixed account were $493,421 and $226,855, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ADGFIS	$24,284	$89,277
ADUES	58,013	195,215
PRSCA	30,425	241,836
SACSA	71,856	151,836
SGRA	168,971	89,352
WFAIVD	74,774	70,301
WFENAD	14,512	28,478
WFLCCA	79,877	118,785
WFLGA	412,620	349,114
ACIGA	120,625	121,863
BSTG	119,595	142,839
IGF	279,980	202,179
TCG	1,096,082	643,425
TCIGA	1,238	2,705
TCIGR	7,173	53,721
TCUL	1,079,301	1,934,574
DAF	463,788	288,623
DMICPA	80,345	53,586
DPBOZ	54,249	70,714

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

DROSC	135	45,800
DSPI	1,956,752	1,513,576
DTC	39,914	14,293
FBDF	63,476	33,078
FEQIF	1,362	1,438
FHYT	128,304	213,878
FIIF	7,698	3,677
FAEDIA	1,470,591	91,952
FAEDIM	1,574,031	25,514
FAEGA	46,892	202,061
FAGO	465,693	463,379
FAGOA	91,509	98,930
FAHY	14,859	86,754
FAM	90,991	131,601
FAOVSA	1,161	1
FCI	11,539	8,110
FDB	230,347	383,929
FDBA	23,629	20,250
FEI	362,622	367,288
FMG	838,456	820,689
FO2	386,492	207,235
FPR	465,358	814,517
FRBSI	63,708	143,808
FSCG	87,328	172,930
TFF	18,170	61,483
TIF2	113,916	96,478
TMSF	237,955	184,441
AREA	28,336	22,319
ASCGI	29,997	30,826
OCAF	136,731	142,486
ODMCGA	495,060	540,789
OGF	569,656	425,694
OSI	112,351	60,189
OVGSS	944,552	5,196,028
VKEIA	3,214	418
VKGIA	302,237	351,710
JAFRT	74,839	22,699,417
JBS	117,126	170,727
JMERC	1,018,605	953,286
JOS	2,064	3,419
JWF	133,664	185,042
JWS	44,652	33,421
LSC	136,714	120,905
LACIS	63,364	263,474
MSI	226,727	97,935
GVDMA	227,596	206,595
GVDMC	36,549	55,202
GVIDA	191,317	165,425
GVIDC	19,229	18,913
GVIDM	163,989	559,216
IDAS	65,968	225,453
IDCS	11,595	23,329
IDMAS	270,016	469,536
IDMCS	13,607	39,294
IDMS	84,781	212,347

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

MMF	1,528,609	991,614
MMFR	951,566	945,676
NBIXA	21,911	8,103
NF	665,080	409,093
NFA	153,388	51,007
NFDIW2	4,916,999	87,795
NGF	9,989	6,196
NGFA	64,083	64,011
NHBDES	635,862	131,738
NIIXA	436	87
NIPSIS	97,339	189,901
NIXR	584,866	499,562
NLCG1	20,564,664	241,395
NMCIXA	95,517	61,753
NSCIXA	20,200	42,690
NVIE6	276,148	834
NVMLG1	69,490	306
NVSTBY	71,843	58,647
NVTIV3	396,970	93,137
NBGF	208,393	270,614
NBGST	574,858	837,911
NBGT	25,373	9,788
NBPT	236,061	13,346
NBSRT	34,939	164,253
PF	192,693	421,718
IYHII	62,165	64,711
WRSCGA	38,972	39,018
PMTRA	56,866	73,585
PUGOA	18,175	238,709
PUIGA	841	117
VRTAA	96,998	58,381

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ADGFIS
2025	1.30%			19,737	$11.07			$218,525	6.54%	5.54%
2024	1.30%			26,985	10.49			283,102	6.32%	3.46%
2023	1.30%			28,814	10.14			292,166	2.06%	-3.79%
2022	1.30%			29,797	10.54			314,051	0.00%	-11.16%
2021	1.30%			32,637	11.86			387,184	0.11%	-3.64%

ADUES
2025	1.30%			28,307	36.02			1,019,537	0.00%	2.45%
2024	1.30%			32,540	35.15			1,143,906	0.00%	8.67%
2023	1.30%			35,289	32.35			1,141,614	0.29%	13.69%
2022	1.30%			40,002	28.45			1,138,236	0.00%	-27.51%
2021	1.30%			42,041	39.25			1,650,220	0.00%	23.42%

PRSCA
2025	0.95%	to	1.50%	12,470	75.79	to	65.70	1,018,924	0.00%	7.71%	to	7.12%
2024	0.95%	to	1.50%	14,795	70.36	to	61.33	1,132,951	0.00%	14.55%	to	13.91%
2023	0.95%	to	1.50%	16,571	61.42	to	53.84	1,110,859	0.00%	9.96%	to	9.36%
2022	0.95%	to	1.50%	17,462	55.86	to	49.23	1,062,084	0.00%	-26.86%	to	-27.27%
2021	0.95%	to	1.50%	20,996	76.37	to	67.69	1,757,129	0.00%	29.38%	to	28.66%

SACSA
2025	0.95%	to	1.90%	59,632	19.61	to	17.78	1,132,870	0.00%	0.48%	to	-0.49%
2024	0.95%	to	1.90%	65,989	19.52	to	17.86	1,251,633	0.00%	5.54%	to	4.52%
2023	0.95%	to	1.90%	76,896	18.49	to	17.09	1,385,858	0.00%	14.77%	to	13.67%
2022	0.95%	to	1.90%	88,981	16.11	to	15.04	1,401,295	0.00%	-18.33%	to	-19.12%
2021	0.95%	to	1.90%	101,165	19.73	to	18.59	1,957,054	0.00%	20.42%	to	19.27%

SGRA

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.45%	16,178	33.44	to	31.76	524,568	0.00%	14.07%	to	13.49%
2024	0.95%	to	1.45%	18,786	29.32	to	27.98	535,429	0.00%	27.78%	to	27.13%
2023	0.95%	to	1.45%	29,019	22.94	to	22.01	656,382	0.00%	32.27%	to	31.61%
2022	0.95%	to	1.45%	29,745	17.34	to	16.73	509,191	0.00%	-37.72%	to	-38.04%
2021	0.95%	to	1.45%	33,490	27.85	to	26.99	921,153	0.00%	6.39%	to	5.85%

WFAIVD
2025	1.30%			23,535	31.92			751,212	0.90%	15.08%
2024	1.30%			24,670	27.74			684,240	0.79%	15.15%
2023	1.30%			23,083	24.09			555,988	0.93%	12.26%
2022	1.30%			26,054	21.46			558,994	1.04%	-7.60%
2021	1.30%			28,341	23.22			658,078	0.85%	22.36%

WFENAD
2025	1.10%	to	1.50%	4,946	25.01	to	24.00	119,815	0.00%	12.25%	to	11.80%
2024	1.10%	to	1.50%	6,018	22.28	to	21.47	130,317	0.00%	17.99%	to	17.52%
2023	1.10%	to	1.50%	8,460	18.88	to	18.27	155,736	0.00%	22.60%	to	22.11%
2022	1.10%	to	1.50%	8,343	15.40	to	14.96	125,646	0.00%	-42.56%	to	-42.79%
2021	1.10%	to	1.50%	8,340	26.82	to	26.15	219,555	0.00%	1.95%	to	1.54%

WFLCCA
2025	1.10%	to	1.45%	8,538	30.51	to	29.43	253,825	0.07%	16.11%	to	15.70%
2024	0.95%	to	1.45%	10,445	26.64	to	25.43	268,978	0.14%	24.60%	to	23.97%
2023	0.95%	to	1.45%	7,594	21.38	to	20.52	157,777	0.84%	23.48%	to	22.86%
2022	0.95%	to	1.45%	5,346	17.32	to	16.70	90,426	0.80%	-14.97%	to	-15.40%
2021	0.95%	to	1.45%	5,200	20.37	to	19.74	103,796	0.25%	29.74%	to	29.08%

WFLGA
2025	1.30%			76,413	33.02			2,522,943	0.00%	12.99%
2024	1.30%			84,733	29.22			2,475,949	0.00%	28.43%
2023	1.30%			113,735	22.75			2,587,766	0.00%	38.59%
2022	1.30%			117,758	16.42			1,933,225	0.00%	-31.87%
2021	1.30%			121,165	24.10			2,919,601	0.00%	14.13%

ACIGA
2025	0.95%	to	1.90%	42,486	35.34	to	27.59	1,416,247	1.13%	13.53%	to	12.44%
2024	0.95%	to	1.90%	46,052	31.13	to	24.54	1,352,065	1.09%	11.93%	to	10.85%
2023	0.95%	to	1.90%	48,256	27.81	to	22.14	1,268,502	1.38%	7.13%	to	6.11%
2022	0.95%	to	1.90%	52,754	25.96	to	20.86	1,298,399	1.47%	-13.65%	to	-14.48%
2021	0.95%	to	1.90%	62,665	30.06	to	24.40	1,783,896	0.81%	22.21%	to	21.04%

BSTG
2025	0.95%	to	1.90%	22,238	14.09	to	11.00	539,394	3.72%	3.92%	to	2.92%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	1.90%	24,304	13.56	to	10.69	556,614	4.06%	2.58%	to	1.59%
2023	0.95%	to	1.90%	32,527	13.22	to	10.52	637,690	3.81%	2.70%	to	1.72%
2022	0.95%	to	1.90%	46,406	12.87	to	10.35	858,851	1.48%	-4.87%	to	-5.78%
2021	0.95%	to	1.90%	47,502	13.53	to	10.98	900,523	0.37%	-1.04%	to	-1.99%

IGF
2025	1.30%			44,134	69.86			3,083,335	1.38%	13.43%
2024	1.30%			46,441	61.59			2,860,308	1.32%	11.78%
2023	1.30%			52,846	55.10			2,911,834	1.61%	7.03%
2022	1.30%			60,415	51.48			3,110,201	1.76%	-13.74%
2021	1.30%			66,281	59.68			3,955,683	1.05%	22.10%

TCG
2025	0.95%	to	1.50%	34,043	52.17	to	45.22	7,299,711	0.00%	14.14%	to	13.50%
2024	0.95%	to	1.50%	36,842	45.71	to	39.84	6,931,376	0.00%	25.01%	to	24.31%
2023	0.95%	to	1.50%	40,134	36.56	to	32.05	6,409,015	0.00%	41.92%	to	41.13%
2022	0.95%	to	1.50%	43,548	25.76	to	22.71	5,054,969	0.00%	-32.08%	to	-32.46%
2021	0.95%	to	1.50%	48,989	37.93	to	33.62	8,035,343	0.00%	26.28%	to	25.58%

TCIGA
2025	1.10%	to	1.50%	2,653	16.77	to	15.11	41,998	0.28%	14.05%	to	13.59%
2024	1.10%	to	1.50%	2,785	14.70	to	13.30	38,804	0.52%	0.88%	to	0.47%
2023	1.10%	to	1.50%	2,934	14.57	to	13.24	40,668	0.00%	10.83%	to	10.39%
2022	1.10%	to	1.50%	3,331	13.15	to	11.99	41,870	0.54%	-26.02%	to	-26.32%
2021	1.10%	to	1.50%	3,522	17.77	to	16.28	60,029	0.39%	6.96%	to	6.53%

TCIGR
2025	1.30%			4,574	48.97			224,000	0.47%	14.10%
2024	1.30%			5,633	42.92			241,747	0.94%	0.97%
2023	1.30%			6,549	42.50			278,346	0.00%	10.86%
2022	1.30%			6,766	38.34			259,417	0.61%	-25.96%
2021	1.30%			7,055	51.79			365,350	0.62%	7.00%

TCUL
2025	0.95%	to	1.65%	84,891	57.25	to	47.72	10,071,785	0.00%	11.55%	to	10.77%
2024	0.95%	to	1.65%	103,979	51.32	to	43.08	10,835,947	0.00%	28.31%	to	27.40%
2023	0.95%	to	1.65%	115,901	40.00	to	33.82	9,533,133	0.00%	41.95%	to	40.95%
2022	0.95%	to	1.65%	123,937	28.18	to	23.99	7,323,054	0.00%	-33.10%	to	-33.58%
2021	0.95%	to	1.65%	133,846	42.12	to	36.12	11,822,688	0.00%	22.04%	to	21.18%

DAF
2025	0.95%	to	1.90%	51,294	45.68	to	35.67	2,543,252	0.27%	9.12%	to	8.07%
2024	0.95%	to	1.90%	56,457	41.86	to	33.01	2,582,036	0.33%	11.34%	to	10.27%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.95%	to	1.90%	63,113	37.60	to	29.93	2,596,337	0.65%	20.26%	to	19.11%
2022	0.95%	to	1.90%	70,940	31.27	to	25.13	2,410,809	0.53%	-18.72%	to	-19.50%
2021	0.95%	to	1.90%	83,819	38.47	to	31.22	3,578,977	0.35%	25.82%	to	24.61%

DMICPA
2025	1.30%			59,516	11.17			664,531	4.32%	5.68%
2024	1.30%			59,099	10.57			624,403	3.96%	0.76%
2023	1.30%			64,239	10.49			673,653	3.70%	5.38%
2022	1.30%			80,376	9.95			799,845	2.80%	-14.79%
2021	1.30%			100,974	11.68			1,179,198	2.16%	-2.14%

DPBOZ
2025	0.95%	to	1.60%	20,686	30.87	to	26.87	590,363	1.40%	12.10%	to	11.36%
2024	0.95%	to	1.60%	22,946	27.53	to	24.13	586,729	1.45%	11.22%	to	10.49%
2023	0.95%	to	1.60%	23,265	24.76	to	21.84	536,979	1.52%	16.46%	to	15.69%
2022	0.95%	to	1.60%	24,660	21.26	to	18.88	491,030	1.16%	-16.61%	to	-17.15%
2021	0.95%	to	1.60%	25,559	25.49	to	22.79	612,699	0.40%	13.75%	to	13.01%

DROSC
2025	1.20%	to	1.40%	290	31.72	to	30.82	9,122	0.22%	8.85%	to	8.63%
2024	0.95%	to	1.50%	1,794	30.12	to	28.00	50,736	0.50%	2.68%	to	2.11%
2023	0.95%	to	1.50%	1,839	29.33	to	27.42	50,899	0.39%	7.98%	to	7.38%
2022	0.95%	to	1.50%	1,920	27.16	to	25.54	49,517	0.00%	-18.30%	to	-18.75%
2021	0.95%	to	1.50%	1,925	33.24	to	31.43	61,054	0.00%	14.92%	to	14.28%

DSPI
2025	1.30%			115,477	162.60			18,776,746	0.80%	15.75%
2024	1.30%			123,062	140.47			17,286,840	0.91%	22.78%
2023	1.30%			132,300	114.41			15,136,606	1.17%	24.06%
2022	1.30%			147,486	92.23			13,602,068	1.16%	-19.59%
2021	1.30%			153,460	114.70			17,601,597	0.94%	26.42%

DTC
2025	0.95%	to	1.45%	6,003	34.69	to	30.46	408,442	0.17%	14.75%	to	14.17%
2024	0.95%	to	1.45%	6,120	30.23	to	26.68	365,282	0.31%	23.48%	to	22.85%
2023	0.95%	to	1.45%	6,718	24.48	to	21.72	339,086	0.72%	22.83%	to	22.21%
2022	0.95%	to	1.45%	8,652	19.93	to	17.77	325,050	0.52%	-23.66%	to	-24.04%
2021	0.95%	to	1.45%	9,252	26.11	to	23.39	443,085	0.54%	25.45%	to	24.82%

FBDF
2025	0.95%	to	2.05%	31,529	27.61	to	20.73	851,860	3.68%	5.98%	to	4.80%
2024	0.95%	to	2.05%	31,087	26.05	to	19.78	796,097	3.50%	1.39%	to	0.26%
2023	0.95%	to	2.05%	40,706	25.70	to	19.73	1,039,822	3.55%	6.70%	to	5.51%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.95%	to	2.05%	42,483	24.08	to	18.70	1,022,825	3.40%	-15.44%	to	-16.38%
2021	0.95%	to	2.05%	55,144	28.48	to	22.36	1,581,069	3.13%	-1.02%	to	-2.12%

FEQIF
2025	1.20%			259	26.13			6,762	0.76%	12.80%
2024	1.20%			311	23.16			7,196	0.61%	11.17%
2023	1.20%			431	20.83			8,989	0.88%	7.50%
2022	1.20%			431	19.38			8,352	0.94%	-9.34%
2021	1.20%			626	21.38			13,381	0.66%	19.17%

FHYT
2025	0.95%	to	1.90%	41,879	36.70	to	28.65	1,377,012	5.26%	7.17%	to	6.14%
2024	0.95%	to	1.90%	46,305	34.24	to	26.99	1,424,674	4.96%	5.23%	to	4.22%
2023	0.95%	to	1.90%	50,638	32.54	to	25.90	1,485,363	5.66%	12.11%	to	11.04%
2022	0.95%	to	1.90%	52,812	29.02	to	23.33	1,385,745	5.02%	-13.08%	to	-13.91%
2021	0.95%	to	1.90%	55,674	33.39	to	27.10	1,688,341	4.15%	6.79%	to	5.77%

FIIF
2025	0.95%	to	1.90%	9,011	21.16	to	16.59	173,313	3.95%	6.06%	to	5.04%
2024	0.95%	to	1.90%	9,031	19.95	to	15.80	164,338	3.80%	2.76%	to	1.77%
2023	0.95%	to	1.90%	9,519	19.42	to	15.52	169,587	3.44%	5.01%	to	4.00%
2022	0.95%	to	1.90%	11,258	18.49	to	14.93	192,700	2.21%	-10.58%	to	-11.43%
2021	0.95%	to	1.90%	12,993	20.68	to	16.85	249,777	1.73%	-2.43%	to	-3.37%

FAEDIA
2025	0.95%	to	1.90%	129,394	10.99	to	10.93	1,419,805	2.35%	9.93%	to	9.32%	*****

FAEDIM
2025	1.30%			145,503	10.96			1,594,125	2.22%	9.56%			*****

FAEGA
2025	0.95%	to	1.65%	34,460	55.83	to	46.68	1,812,563	0.00%	13.19%	to	12.39%
2024	0.95%	to	1.65%	37,591	49.33	to	41.54	1,747,783	0.00%	28.48%	to	27.57%
2023	0.95%	to	1.65%	42,035	38.39	to	32.56	1,519,368	0.00%	33.96%	to	33.02%
2022	0.95%	to	1.65%	44,588	28.66	to	24.48	1,205,875	0.00%	-25.38%	to	-25.90%
2021	0.95%	to	1.65%	44,029	38.41	to	33.03	1,597,761	0.00%	21.56%	to	20.70%

FAGO
2025	1.30%			49,262	131.26			6,466,288	0.00%	20.27%
2024	1.30%			51,009	109.14			5,567,183	0.00%	36.57%
2023	1.30%			57,568	79.92			4,600,674	0.00%	42.93%
2022	1.30%			66,096	55.91			3,695,743	0.00%	-39.36%
2021	1.30%			68,885	92.21			6,351,580	0.00%	9.70%

FAGOA

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.50%	23,238	82.85	to	71.82	1,795,483	0.00%	21.00%	to	20.33%
2024	0.95%	to	1.50%	24,092	68.47	to	59.68	1,542,132	0.00%	37.38%	to	36.62%
2023	0.95%	to	1.50%	25,595	49.84	to	43.69	1,193,925	0.00%	43.77%	to	42.97%
2022	0.95%	to	1.50%	29,421	34.66	to	30.55	956,638	0.00%	-38.99%	to	-39.33%
2021	0.95%	to	1.50%	32,210	56.82	to	50.36	1,716,999	0.00%	10.34%	to	9.73%

FAHY
2025	1.10%	to	1.90%	5,627	44.46	to	36.10	304,929	4.54%	10.51%	to	9.61%
2024	1.10%	to	1.90%	7,243	40.24	to	32.93	356,757	4.77%	8.83%	to	7.95%
2023	1.10%	to	1.90%	8,502	36.97	to	30.51	385,119	5.06%	11.27%	to	10.38%
2022	1.10%	to	1.90%	11,178	33.23	to	27.64	455,622	4.12%	-11.47%	to	-12.18%
2021	1.10%	to	1.90%	11,331	37.53	to	31.47	522,788	2.97%	10.02%	to	9.13%

FAM
2025	1.30%			17,880	54.02			965,824	2.46%	13.46%
2024	1.30%			19,878	47.61			946,322	2.37%	7.04%
2023	1.30%			21,653	44.48			963,002	2.25%	11.63%
2022	1.30%			23,125	39.84			921,367	2.10%	-16.07%
2021	1.30%			25,365	47.47			1,204,105	1.49%	8.43%

FAOVSA
2025	1.25%	to	1.45%	115	10.45			1,202	0.09%	4.50%	to	4.47%	*****

FCI
2025	1.30%			985	247.54			243,717	4.93%	10.90%
2024	1.30%			1,005	223.20			224,336	5.12%	9.23%
2023	1.30%			1,012	204.34			206,704	5.50%	11.52%
2022	1.30%			1,018	183.22			186,521	4.48%	-11.64%
2021	1.30%			1,072	207.36			222,286	3.40%	10.20%

FDB
2025	1.30%			152,464	11.33			1,727,875	1.29%	13.09%
2024	1.30%			173,093	10.02			1,734,563	0.38%	0.23%			*****

FDBA
2025	1.05%	to	1.45%	16,727	11.40	to	11.35	190,364	1.59%	13.67%	to	13.22%
2024	1.05%	to	1.45%	17,145	10.03	to	10.02	171,933	0.43%	0.31%	to	0.23%	*****

FEI
2025	1.30%			14,312	365.13			5,225,893	1.76%	17.43%
2024	1.30%			14,821	310.93			4,608,393	1.68%	13.78%
2023	1.30%			17,336	273.27			4,737,452	1.84%	9.16%
2022	1.30%			18,937	250.33			4,740,480	1.83%	-6.31%
2021	1.30%			21,208	267.17			5,666,240	1.54%	22.77%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FHIP
2022	1.30%			10	42.84			428	3.10%	-12.52%
2021	1.30%			24	48.97			1,175	4.61%	3.05%

FMG
2025	1.30%			62,709	138.91			8,710,841	0.00%	9.14%
2024	1.30%			67,570	127.28			8,600,053	0.23%	26.36%
2023	1.30%			72,549	100.73			7,307,479	0.45%	29.25%
2022	1.30%			80,299	77.93			6,257,645	0.24%	-28.10%
2021	1.30%			85,966	108.38			9,317,174	0.00%	25.33%

FO2
2025	0.95%	to	1.65%	113,853	17.84	to	16.54	1,956,455	1.42%	18.91%	to	18.07%
2024	0.95%	to	1.65%	113,717	15.01	to	14.01	1,649,159	1.41%	3.81%	to	3.07%
2023	0.95%	to	1.65%	116,130	14.46	to	13.59	1,628,701	0.80%	19.08%	to	18.24%
2022	0.95%	to	1.65%	131,376	12.14	to	11.50	1,552,718	0.84%	-25.40%	to	-25.92%
2021	0.95%	to	1.65%	140,692	16.27	to	15.52	2,236,690	0.33%	18.26%	to	17.42%

FPR
2025	1.30%			51,710	120.70			6,241,597	1.77%	10.85%
2024	1.30%			57,980	108.89			6,313,624	1.69%	17.30%
2023	1.30%			64,862	92.83			6,021,344	1.78%	18.66%
2022	1.30%			72,883	78.23			5,701,997	1.41%	-18.31%
2021	1.30%			81,751	95.77			7,829,354	0.96%	17.39%

FRBSI
2025	0.95%	to	1.65%	19,855	52.95	to	44.27	965,095	1.00%	5.52%	to	4.77%
2024	0.95%	to	1.65%	22,226	50.18	to	42.25	1,024,711	1.23%	8.11%	to	7.34%
2023	0.95%	to	1.65%	22,757	46.41	to	39.36	974,206	1.12%	8.00%	to	7.24%
2022	0.95%	to	1.65%	27,493	42.97	to	36.70	1,091,528	0.94%	-7.64%	to	-8.29%
2021	0.95%	to	1.65%	31,488	46.53	to	40.02	1,360,672	1.16%	26.47%	to	25.58%

FSCG
2025	0.95%	to	1.80%	30,643	33.36	to	26.73	925,662	0.00%	1.77%	to	0.90%
2024	0.95%	to	1.80%	35,486	32.78	to	26.50	1,062,080	0.00%	10.30%	to	9.35%
2023	0.95%	to	1.80%	41,160	29.72	to	24.23	1,121,309	0.00%	26.00%	to	24.92%
2022	0.95%	to	1.80%	45,769	23.58	to	19.40	993,341	0.00%	-34.34%	to	-34.91%
2021	0.95%	to	1.80%	47,324	35.92	to	29.80	1,573,726	0.00%	8.86%	to	7.93%

TFF
2025	0.95%	to	1.50%	13,081	30.10	to	26.09	507,538	3.79%	27.20%	to	26.50%
2024	0.95%	to	1.50%	14,833	23.66	to	20.62	450,378	2.11%	-3.41%	to	-3.95%
2023	0.95%	to	1.50%	15,657	24.50	to	21.47	495,944	2.46%	18.82%	to	18.16%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.95%	to	1.50%	16,973	20.62	to	18.17	457,505	1.18%	-4.50%	to	-5.03%
2021	0.95%	to	1.50%	18,863	21.59	to	19.13	539,637	3.59%	4.07%	to	3.49%

TIF2
2025	0.95%	to	1.65%	89,320	12.77	to	11.76	1,098,249	2.33%	27.97%	to	27.06%
2024	0.95%	to	1.65%	94,611	9.98	to	9.26	911,374	2.50%	-1.94%	to	-2.64%
2023	0.95%	to	1.65%	109,195	10.18	to	9.51	1,075,795	3.11%	19.61%	to	18.77%
2022	0.95%	to	1.65%	127,127	8.51	to	8.00	1,050,678	3.10%	-8.48%	to	-9.13%
2021	0.95%	to	1.65%	138,512	9.30	to	8.81	1,254,721	1.86%	3.17%	to	2.44%

TMSF
2025	0.95%	to	1.90%	64,517	42.33	to	33.05	2,703,812	1.63%	10.40%	to	9.35%
2024	0.95%	to	1.90%	67,163	38.34	to	30.23	2,556,759	1.59%	10.17%	to	9.11%
2023	0.95%	to	1.90%	81,484	34.80	to	27.70	2,815,889	1.83%	12.56%	to	11.49%
2022	0.95%	to	1.90%	91,741	30.92	to	24.85	2,833,876	1.27%	-8.23%	to	-9.11%
2021	0.95%	to	1.90%	99,594	33.69	to	27.34	3,359,199	3.02%	17.94%	to	16.81%

AREA
2025	0.95%	to	1.65%	19,993	19.09	to	17.21	363,970	1.73%	-1.15%	to	-1.85%
2024	0.95%	to	1.65%	20,547	19.31	to	17.53	380,061	2.25%	0.77%	to	0.05%
2023	0.95%	to	1.65%	22,604	19.16	to	17.52	416,083	2.09%	7.72%	to	6.96%
2022	0.95%	to	1.65%	24,812	17.79	to	16.38	424,957	0.81%	-25.52%	to	-26.04%
2021	0.95%	to	1.90%	27,989	23.88	to	21.56	645,691	0.96%	39.65%	to	38.31%

ASCGI
2025	0.95%	to	1.65%	8,690	40.46	to	35.18	325,789	0.00%	4.74%	to	4.00%
2024	0.95%	to	1.65%	9,344	38.63	to	33.82	336,194	0.00%	15.13%	to	14.31%
2023	0.95%	to	1.65%	9,707	33.55	to	29.59	304,654	0.00%	11.69%	to	10.90%
2022	0.95%	to	1.65%	9,709	30.04	to	26.68	273,824	0.00%	-36.20%	to	-36.65%
2021	0.95%	to	1.65%	11,511	47.09	to	42.11	514,327	0.00%	6.41%	to	5.65%

OCAF
2025	0.95%	to	1.80%	33,351	44.07	to	35.45	1,361,347	0.00%	11.55%	to	10.59%
2024	0.95%	to	1.80%	36,639	39.50	to	32.05	1,345,567	0.00%	32.73%	to	31.58%
2023	0.95%	to	1.80%	39,119	29.76	to	24.36	1,084,539	0.00%	34.23%	to	33.08%
2022	0.95%	to	1.80%	42,943	22.17	to	18.30	888,778	0.00%	-31.75%	to	-32.34%
2021	0.95%	to	1.80%	50,498	32.49	to	27.05	1,541,541	0.00%	21.18%	to	20.14%

ODMCGA
2025	0.95%	to	1.65%	266,348	17.07	to	16.40	4,461,958	0.00%	3.79%	to	3.05%
2024	0.95%	to	1.65%	287,358	16.45	to	15.91	4,655,615	0.00%	22.94%	to	22.06%
2023	0.95%	to	1.65%	314,880	13.38	to	13.03	4,163,312	0.00%	11.89%	to	11.10%
2022	0.95%	to	1.65%	338,427	11.96	to	11.73	4,011,679	0.00%	-31.75%	to	-32.23%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.95%	to	1.65%	367,629	17.52	to	17.31	6,406,069	0.00%	17.74%	to	16.90%

OGF
2025	0.95%	to	1.65%	27,275	48.35	to	40.30	2,849,106	0.00%	14.15%	to	13.34%
2024	0.95%	to	1.65%	31,462	42.36	to	35.56	2,875,833	0.00%	15.17%	to	14.35%
2023	0.95%	to	1.65%	34,036	36.78	to	31.10	2,727,975	0.00%	32.76%	to	31.83%
2022	0.95%	to	1.65%	37,666	27.70	to	23.59	2,306,024	0.00%	-32.79%	to	-33.26%
2021	0.95%	to	1.90%	42,278	41.22	to	33.45	3,875,157	0.00%	14.27%	to	13.17%

OSI
2025	0.95%	to	1.60%	16,974	24.95	to	21.13	393,692	5.47%	11.72%	to	10.98%
2024	0.95%	to	1.60%	15,386	22.34	to	19.04	318,628	5.47%	2.29%	to	1.62%
2023	0.95%	to	1.60%	15,968	21.83	to	18.74	323,975	5.08%	7.62%	to	6.91%
2022	0.95%	to	1.60%	16,811	20.29	to	17.53	318,201	3.44%	-12.63%	to	-13.20%
2021	0.95%	to	1.60%	18,375	23.22	to	20.19	399,604	1.26%	-4.16%	to	-4.79%

OVGSS
2024	0.95%	to	1.90%	207,477	22.98	to	20.73	4,596,946	0.00%	14.68%	to	13.57%
2023	0.95%	to	1.90%	228,912	20.04	to	18.26	4,440,735	0.00%	33.17%	to	31.90%
2022	0.95%	to	1.90%	272,974	15.05	to	13.84	3,988,370	0.00%	-32.58%	to	-33.23%
2021	0.95%	to	1.90%	292,255	22.32	to	20.73	6,355,161	0.00%	14.08%	to	12.98%

VKEIA
2025	1.10%	to	2.05%	1,386	27.50	to	23.89	36,745	1.82%	11.57%	to	10.50%
2024	1.10%	to	2.05%	1,349	24.65	to	21.62	32,145	1.99%	10.57%	to	9.50%
2023	1.10%	to	2.05%	1,363	22.30	to	19.74	29,435	1.91%	8.78%	to	7.74%
2022	1.10%	to	2.05%	2,255	20.49	to	18.32	44,591	1.88%	-8.73%	to	-9.60%
2021	1.10%	to	2.05%	1,796	22.45	to	20.27	39,319	1.23%	16.72%	to	15.60%

VKGIA
2025	0.95%	to	1.60%	13,973	63.28	to	54.51	826,942	1.25%	14.37%	to	13.62%
2024	0.95%	to	1.60%	16,034	55.33	to	47.97	831,087	1.23%	15.11%	to	14.35%
2023	0.95%	to	1.60%	16,328	48.07	to	41.95	738,234	1.64%	11.50%	to	10.77%
2022	0.95%	to	1.60%	21,762	43.11	to	37.87	882,301	1.47%	-6.82%	to	-7.43%
2021	0.95%	to	1.60%	28,053	46.27	to	40.91	1,228,620	1.02%	27.41%	to	26.58%

JAFRT
2024	0.95%	to	1.90%	679,654	29.46	to	27.36	19,496,388	0.02%	26.85%	to	25.63%
2023	0.95%	to	1.90%	756,451	23.22	to	21.78	17,165,405	0.14%	38.37%	to	37.05%
2022	0.95%	to	1.90%	824,310	16.78	to	15.89	13,564,258	0.00%	-34.27%	to	-34.90%
2021	0.95%	to	1.90%	896,525	25.53	to	24.41	22,520,973	0.00%	21.61%	to	20.44%

JBS
2025	0.95%	to	1.65%	28,908	39.50	to	35.14	1,098,970	1.45%	13.49%	to	12.68%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	1.65%	32,418	34.81	to	31.19	1,089,153	1.65%	13.83%	to	13.02%
2023	0.95%	to	1.65%	44,844	30.58	to	27.59	1,327,626	2.01%	13.89%	to	13.08%
2022	0.95%	to	1.65%	45,802	26.85	to	24.40	1,193,803	0.65%	-17.68%	to	-18.26%
2021	0.95%	to	1.65%	51,896	32.62	to	29.85	1,647,096	0.51%	15.64%	to	14.82%

JMERC
2025	0.95%	to	2.05%	182,173	34.96	to	31.73	6,176,851	0.00%	17.17%	to	15.87%
2024	0.95%	to	2.05%	199,585	29.83	to	27.38	5,799,812	0.00%	33.64%	to	32.15%
2023	0.95%	to	2.05%	225,427	22.32	to	20.72	4,918,768	0.00%	41.61%	to	40.04%
2022	0.95%	to	2.05%	236,580	15.76	to	14.80	3,657,471	0.03%	-30.70%	to	-31.46%
2021	0.95%	to	2.05%	251,188	22.75	to	21.59	5,622,904	0.00%	19.13%	to	17.81%

JOS
2025	0.95%	to	1.45%	2,247	19.76	to	18.18	42,553	1.05%	27.07%	to	26.43%
2024	0.95%	to	1.45%	2,325	15.55	to	14.38	34,740	1.26%	4.51%	to	3.98%
2023	0.95%	to	1.45%	2,271	14.88	to	13.83	32,558	1.05%	9.48%	to	8.92%
2022	0.95%	to	1.45%	2,355	13.59	to	12.70	31,042	0.76%	-9.90%	to	-10.35%
2021	0.95%	to	1.45%	4,650	15.09	to	14.16	67,551	0.79%	11.66%	to	11.10%

JWF
2025	1.25%	to	1.45%	30,598	23.43	to	22.24	1,796,513	0.47%	19.17%	to	18.93%
2024	1.25%	to	1.45%	33,587	19.66	to	18.70	1,657,996	0.61%	21.84%	to	21.59%
2023	1.25%	to	1.45%	39,028	16.14	to	15.38	1,585,418	0.80%	25.04%	to	24.79%
2022	1.25%	to	1.45%	42,283	12.90	to	12.33	1,375,862	0.80%	-20.65%	to	-20.81%
2021	1.25%	to	1.45%	44,597	16.26	to	15.56	1,830,906	0.38%	16.39%	to	16.15%

JWS
2025	0.95%	to	1.65%	4,851	53.37	to	47.48	242,974	0.28%	19.21%	to	18.36%
2024	0.95%	to	1.65%	4,861	44.78	to	40.12	206,560	0.30%	21.87%	to	21.01%
2023	0.95%	to	1.65%	5,707	36.74	to	33.15	199,021	0.51%	25.08%	to	24.20%
2022	0.95%	to	1.65%	6,542	29.37	to	26.69	183,001	0.43%	-20.63%	to	-21.19%
2021	0.95%	to	1.65%	7,552	37.01	to	33.87	267,186	0.00%	16.45%	to	15.63%

LSC
2025	0.95%	to	1.45%	27,195	55.27	to	48.54	1,523,975	0.43%	1.29%	to	0.78%
2024	0.95%	to	1.45%	28,063	54.57	to	48.16	1,557,581	0.00%	9.81%	to	9.25%
2023	0.95%	to	1.45%	34,311	49.69	to	44.08	1,740,638	0.00%	8.79%	to	8.24%
2022	0.95%	to	1.45%	40,761	45.68	to	40.73	1,907,739	0.00%	-16.29%	to	-16.71%
2021	0.95%	to	1.90%	44,105	54.57	to	44.28	2,472,272	0.01%	18.45%	to	17.32%

LACIS
2025	0.95%	to	1.65%	92,906	11.41	to	11.28	1,054,309	0.94%	14.71%	to	13.90%
2024	0.95%	to	1.65%	110,515	9.95	to	9.90	1,096,917	0.53%	-0.51%	to	-0.99%	*****

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

MSI
2025	1.30%			76,127	21.84			1,662,642	4.75%	5.96%
2024	1.30%			72,615	20.61			1,496,766	4.98%	1.30%
2023	1.30%			40,368	20.35			821,381	4.82%	6.04%
2022	1.30%			33,066	19.19			634,460	2.70%	-14.69%
2021	1.30%			53,048	22.49			1,193,172	2.23%	-1.59%

GVDMA
2025	1.30%			120,427	33.97			4,091,489	0.00%	15.85%
2024	1.30%			119,410	29.33			3,501,840	0.00%	9.76%
2023	1.30%			129,430	26.72			3,458,328	0.00%	16.40%
2022	1.30%			129,253	22.95			2,967,001	0.00%	-19.34%
2021	1.30%			127,336	28.46			3,623,915	0.15%	12.15%

GVDMC
2025	1.30%			31,675	21.38			677,201	0.00%	10.23%
2024	1.30%			32,166	19.40			623,890	0.00%	4.70%
2023	1.30%			37,769	18.53			699,685	0.00%	9.80%
2022	1.30%			42,766	16.87			721,513	0.00%	-15.50%
2021	1.30%			41,590	19.97			830,394	0.21%	5.32%

GVIDA
2025	1.30%			67,912	38.06			2,584,859	0.00%	17.71%
2024	1.30%			67,395	32.34			2,179,306	0.00%	11.16%
2023	1.30%			72,048	29.09			2,095,799	0.00%	17.83%
2022	1.30%			68,195	24.69			1,683,493	0.00%	-19.94%
2021	1.30%			61,184	30.84			1,886,618	0.13%	14.00%

GVIDC
2025	1.30%			19,367	16.24			314,464	0.00%	7.48%
2024	1.30%			19,114	15.11			288,758	0.00%	2.46%
2023	1.30%			35,718	14.74			526,616	0.00%	6.63%
2022	1.30%			38,600	13.83			533,730	0.00%	-13.33%
2021	1.30%			41,588	15.95			663,503	0.23%	1.41%

GVIDM
2025	0.95%	to	1.45%	133,876	30.11	to	27.68	3,647,933	0.00%	13.34%	to	12.76%
2024	0.95%	to	1.45%	147,381	26.57	to	24.54	3,555,792	0.00%	7.98%	to	7.43%
2023	0.95%	to	1.45%	155,250	24.61	to	22.85	3,481,182	0.00%	13.63%	to	13.06%
2022	0.95%	to	1.45%	155,961	21.66	to	20.21	3,089,911	0.00%	-17.34%	to	-17.76%
2021	0.95%	to	1.45%	151,519	26.20	to	24.57	3,644,949	0.19%	9.27%	to	8.71%

IDAS

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.50%	19,775	36.77	to	31.94	675,409	3.68%	16.13%	to	15.49%
2024	0.95%	to	1.50%	26,942	31.66	to	27.66	789,462	1.81%	12.86%	to	12.23%
2023	0.95%	to	1.50%	36,962	28.05	to	24.64	956,148	1.51%	18.79%	to	18.13%
2022	0.95%	to	1.50%	39,707	23.61	to	20.86	866,511	0.80%	-19.19%	to	-19.64%
2021	0.95%	to	1.50%	50,395	29.22	to	25.96	1,364,419	3.76%	16.04%	to	15.39%

IDCS
2025	0.95%	to	1.65%	15,786	18.88	to	15.79	271,481	3.44%	7.11%	to	6.36%
2024	0.95%	to	1.65%	16,786	17.63	to	14.84	271,158	2.96%	3.31%	to	2.58%
2023	0.95%	to	1.65%	21,887	17.06	to	14.47	349,222	3.26%	7.18%	to	6.43%
2022	0.95%	to	1.65%	23,134	15.92	to	13.60	345,694	1.75%	-13.39%	to	-14.00%
2021	0.95%	to	1.65%	26,389	18.38	to	15.81	458,193	2.09%	2.62%	to	1.90%

IDMAS
2025	0.95%	to	1.90%	79,836	34.14	to	26.77	2,492,865	3.91%	14.82%	to	13.72%
2024	0.95%	to	1.90%	92,928	29.73	to	23.54	2,533,735	2.31%	11.03%	to	9.96%
2023	0.95%	to	1.90%	102,846	26.78	to	21.41	2,544,302	1.83%	16.67%	to	15.55%
2022	0.95%	to	1.90%	122,095	22.95	to	18.53	2,596,066	1.05%	-18.68%	to	-19.46%
2021	0.95%	to	1.90%	131,652	28.23	to	23.00	3,454,039	3.67%	13.59%	to	12.50%

IDMCS
2025	0.95%	to	1.60%	12,639	24.09	to	20.40	281,906	3.67%	9.82%	to	9.10%
2024	0.95%	to	1.60%	14,250	21.94	to	18.70	290,695	2.77%	5.81%	to	5.11%
2023	0.95%	to	1.60%	16,541	20.74	to	17.79	320,872	2.82%	10.39%	to	9.66%
2022	0.95%	to	1.60%	20,391	18.78	to	16.23	359,755	1.47%	-15.09%	to	-15.65%
2021	0.95%	to	1.60%	22,075	22.12	to	19.23	459,141	2.65%	6.40%	to	5.70%

IDMS
2025	0.95%	to	1.90%	43,001	28.77	to	22.56	1,143,334	3.60%	12.16%	to	11.09%
2024	0.95%	to	1.90%	50,434	25.65	to	20.30	1,201,603	2.20%	8.46%	to	7.41%
2023	0.95%	to	1.90%	72,765	23.65	to	18.90	1,612,156	2.04%	13.64%	to	12.56%
2022	0.95%	to	1.90%	101,107	20.81	to	16.79	1,957,952	1.12%	-16.93%	to	-17.73%
2021	0.95%	to	1.90%	132,570	25.05	to	20.41	3,079,045	3.07%	10.25%	to	9.20%

MMF
2025	1.30%			205,082	30.13	to	23.93	4,914,174	3.75%	2.48%
2024	1.30%			187,162	29.59			4,377,143	4.69%	3.43%
2023	1.30%			202,681	22.58	to	28.61	4,582,457	4.57%	3.30%
2022	1.30%			203,883	21.85	to	27.69	4,462,320	1.24%	-0.08%
2021	1.30%			193,258	21.87	to	27.72	4,234,907	0.00%	-1.30%

MMFR
2025	0.95%	to	1.90%	123,370	11.61	to	9.06	1,357,621	3.57%	2.64%	to	1.66%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	1.90%	125,697	11.31	to	8.91	1,351,820	4.51%	3.59%	to	2.60%
2023	0.95%	to	1.90%	141,017	10.92	to	8.69	1,431,631	4.34%	3.47%	to	2.48%
2022	0.95%	to	1.90%	187,169	10.55	to	8.48	1,848,704	1.12%	0.15%	to	-0.81%
2021	0.95%	to	1.90%	151,119	10.53	to	8.55	1,492,191	0.00%	-0.95%	to	-1.90%

NBIXA
2025	0.95%	to	1.90%	15,084	17.53	to	13.75	242,726	3.22%	5.52%	to	4.51%
2024	0.95%	to	1.50%	14,488	16.62	to	14.52	221,549	3.04%	-0.33%	to	-0.88%
2023	0.95%	to	1.50%	14,149	16.67	to	14.65	218,199	2.71%	3.91%	to	3.34%
2022	0.95%	to	1.50%	14,742	16.04	to	14.18	219,703	1.98%	-14.44%	to	-14.91%
2021	0.95%	to	1.50%	16,033	18.75	to	16.66	280,328	1.56%	-3.21%	to	-3.75%

NF
2025	0.95%	to	1.50%	16,609	50.68	to	43.93	3,140,465	0.46%	12.91%	to	12.29%
2024	0.95%	to	1.50%	17,808	44.88	to	39.12	3,146,138	0.44%	20.79%	to	20.12%
2023	0.95%	to	1.50%	18,514	37.16	to	32.57	2,825,596	0.68%	24.34%	to	23.65%
2022	0.95%	to	1.65%	19,863	29.88	to	25.45	2,741,215	0.75%	-19.94%	to	-20.50%
2021	0.95%	to	1.65%	23,180	37.33	to	32.01	3,666,413	0.51%	23.79%	to	22.91%

NFA
2025	1.10%	to	1.60%	16,695	47.04	to	43.63	766,788	0.20%	12.45%	to	11.88%
2024	0.95%	to	1.60%	17,671	42.72	to	38.99	723,794	0.18%	20.51%	to	19.72%
2023	0.95%	to	1.60%	18,380	35.45	to	32.57	626,590	0.40%	23.99%	to	23.18%
2022	0.95%	to	1.60%	26,715	28.59	to	26.44	735,404	0.34%	-20.13%	to	-20.65%
2021	0.95%	to	1.60%	29,898	35.79	to	33.32	1,032,722	0.31%	23.51%	to	22.70%

NFDIW2
2025	0.95%	to	1.90%	390,417	12.60	to	12.52	4,909,222	0.19%	26.03%	to	25.22%	*****

NGF
2025	0.95%	to	1.30%	1,394	39.11	to	466.35	209,113	1.01%	16.20%	to	15.79%
2024	0.95%	to	1.30%	1,437	33.66	to	402.77	183,899	1.28%	21.51%	to	21.08%
2023	0.95%	to	1.30%	1,610	27.70	to	332.64	195,778	1.50%	22.75%	to	22.31%
2022	0.95%	to	1.30%	1,784	22.57	to	271.96	195,717	1.02%	-22.61%	to	-22.88%
2021	0.95%	to	1.30%	2,023	29.16	to	352.65	316,094	0.70%	29.05%	to	28.59%

NGFA
2025	0.95%	to	1.45%	13,276	75.80	to	67.80	941,363	0.77%	15.79%	to	15.21%
2024	0.95%	to	1.45%	13,798	65.46	to	58.85	847,421	1.06%	21.17%	to	20.55%
2023	0.95%	to	1.45%	15,690	54.03	to	48.82	796,565	1.36%	22.39%	to	21.78%
2022	0.95%	to	1.45%	16,197	44.14	to	40.09	673,724	0.88%	-22.95%	to	-23.34%
2021	0.95%	to	1.45%	16,885	57.29	to	52.30	914,106	0.47%	28.80%	to	28.16%

NHBDES

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	2.05%	49,161	10.48	to	10.38	513,667	3.80%	4.80%	to	3.78%	*****

NIIXA
2025	1.10%	to	1.45%	284	23.08	to	21.10	6,441	3.98%	29.60%	to	29.15%
2024	1.10%	to	1.45%	284	17.81	to	16.34	4,973	3.64%	1.80%	to	1.44%
2023	1.10%	to	1.45%	284	17.49	to	16.11	4,888	3.13%	15.73%	to	15.33%
2022	1.10%	to	1.45%	284	15.11	to	13.97	4,230	1.91%	-15.38%	to	-15.68%
2021	1.10%	to	1.45%	284	17.86	to	16.56	5,002	3.66%	9.41%	to	9.02%

NIPSIS
2025	0.95%	to	1.90%	88,238	11.36	to	10.51	977,464	4.17%	5.51%	to	4.50%
2024	0.95%	to	1.90%	99,358	10.77	to	10.06	1,046,234	3.34%	1.06%	to	0.09%
2023	0.95%	to	1.90%	105,995	10.66	to	10.05	1,107,950	4.07%	2.64%	to	1.66%
2022	0.95%	to	1.90%	112,643	10.38	to	9.89	1,150,589	6.40%	-13.17%	to	-14.01%
2021	0.95%	to	1.90%	125,547	11.96	to	11.50	1,481,498	4.26%	3.97%	to	2.98%

NIXR
2025	0.95%	to	2.05%	131,397	50.56	to	37.96	6,835,907	0.71%	16.13%	to	14.84%
2024	0.95%	to	2.05%	134,778	43.54	to	33.05	6,055,531	0.83%	23.09%	to	21.71%
2023	0.95%	to	2.05%	143,395	35.37	to	27.16	5,255,625	1.08%	24.36%	to	22.98%
2022	0.95%	to	2.05%	157,107	28.44	to	22.08	4,651,740	1.01%	-19.35%	to	-20.24%
2021	0.95%	to	2.05%	160,449	35.27	to	27.69	5,892,287	0.73%	26.71%	to	25.30%

NLCG1
2025	0.95%	to	1.90%	1,698,118	12.02	to	11.94	20,362,547	0.00%	20.19%	to	19.42%	*****

NMCIXA
2025	0.95%	to	1.65%	11,662	59.04	to	49.36	636,284	0.75%	5.77%	to	5.02%
2024	0.95%	to	1.65%	12,247	55.81	to	47.00	634,735	0.90%	12.10%	to	11.31%
2023	0.95%	to	1.65%	16,899	49.79	to	42.22	793,048	1.01%	14.54%	to	13.73%
2022	0.95%	to	1.65%	19,608	43.47	to	37.12	803,861	0.92%	-14.41%	to	-15.02%
2021	0.95%	to	1.65%	22,814	50.79	to	43.68	1,093,016	0.65%	22.75%	to	21.88%

NSCIXA
2025	0.95%	to	1.50%	10,734	46.65	to	40.53	459,965	0.37%	11.18%	to	10.56%
2024	0.95%	to	1.50%	11,457	41.96	to	36.66	442,457	1.35%	9.85%	to	9.23%
2023	0.95%	to	1.50%	13,104	38.20	to	33.56	462,553	1.07%	15.19%	to	14.55%
2022	0.95%	to	1.50%	13,938	33.16	to	29.30	429,933	0.72%	-21.59%	to	-22.02%
2021	0.95%	to	1.50%	16,719	42.29	to	37.58	657,264	0.38%	12.96%	to	12.33%

NVIE6
2025	1.15%	to	1.40%	27,645	10.47			289,480	0.12%	4.74%	to	4.69%	*****

NVMLG1
2025	1.30%			5,164	12.19			62,975	4.62%	21.94%			*****

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVSTBY
2025	1.30%			36,873	10.83			399,494	4.40%	4.57%
2024	1.30%			36,756	10.36			380,814	4.52%	3.61%			*****

NVTIV3
2025	0.95%	to	1.35%	31,671	27.41	to	25.63	823,682	1.84%	33.71%	to	33.17%
2024	0.95%	to	1.40%	18,873	20.50	to	19.09	366,809	5.94%	3.26%	to	2.79%
2023	1.10%	to	1.40%	19,194	19.42	to	18.57	362,476	2.49%	14.29%	to	13.95%
2022	1.10%	to	1.40%	19,216	16.99	to	16.30	318,103	3.53%	-7.03%	to	-7.31%
2021	1.10%	to	1.40%	14,665	18.28	to	17.59	261,745	2.35%	9.19%	to	8.85%

NBGF
2025	1.30%			13,291	128.86			1,712,693	0.00%	13.01%
2024	1.30%			15,356	114.03			1,751,023	0.07%	22.09%
2023	1.30%			17,347	93.40			1,620,138	0.22%	34.20%
2022	1.30%			18,161	69.59			1,263,892	0.00%	-25.32%
2021	1.30%			21,666	93.19			2,019,018	0.10%	25.95%

NBGST
2025	0.95%	to	1.90%	43,415	91.15	to	71.18	3,752,931	0.09%	-5.65%	to	-6.55%
2024	0.95%	to	1.90%	51,909	96.61	to	76.17	4,779,081	0.00%	7.88%	to	6.84%
2023	0.95%	to	1.90%	59,113	89.55	to	71.29	5,067,378	0.01%	14.38%	to	13.29%
2022	0.95%	to	1.90%	69,440	78.29	to	62.93	5,224,385	0.00%	-20.09%	to	-20.86%
2021	0.95%	to	1.90%	75,663	97.98	to	79.52	7,146,686	0.00%	16.93%	to	15.81%

NBGT
2025	0.95%	to	1.45%	3,304	70.98	to	62.34	223,982	0.00%	13.18%	to	12.61%
2024	0.95%	to	1.45%	3,398	62.72	to	55.36	204,153	0.00%	22.26%	to	21.64%
2023	0.95%	to	1.45%	4,230	51.30	to	45.51	205,269	0.09%	34.42%	to	33.74%
2022	0.95%	to	1.45%	4,297	38.16	to	34.03	155,484	0.00%	-25.22%	to	-25.60%
2021	0.95%	to	1.45%	4,359	51.03	to	45.73	211,320	0.02%	26.16%	to	25.53%

NBPT
2025	0.95%	to	1.90%	5,276	51.88	to	40.51	256,342	2.00%	19.27%	to	18.13%
2024	0.95%	to	1.90%	133	43.50	to	34.30	5,388	1.56%	9.66%	to	8.60%
2023	0.95%	to	1.90%	192	39.67	to	31.58	7,251	1.09%	-2.88%	to	-3.80%
2022	0.95%	to	1.90%	524	40.84	to	32.83	20,398	0.15%	-2.33%	to	-3.26%
2021	0.95%	to	1.90%	7,326	41.81	to	33.93	292,404	2.51%	26.61%	to	25.40%

NBSRT
2025	0.95%	to	1.45%	12,470	67.28	to	60.29	785,799	0.00%	16.07%	to	15.48%
2024	0.95%	to	1.45%	14,893	57.96	to	52.21	810,976	0.00%	26.71%	to	26.07%
2023	0.95%	to	1.45%	18,434	45.74	to	41.41	799,406	0.13%	25.34%	to	24.71%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.95%	to	1.50%	21,281	36.49	to	32.89	736,012	0.00%	-19.51%	to	-19.96%
2021	0.95%	to	1.50%	23,390	45.34	to	41.10	1,007,718	0.20%	22.01%	to	21.33%

PF
2025	1.30%			19,032	128.77			2,450,705	1.56%	19.11%
2024	1.30%			22,071	108.11			2,385,997	2.11%	9.49%
2023	1.30%			23,384	98.74			2,308,884	2.27%	-3.02%
2022	1.30%			26,635	101.81			2,711,693	1.53%	-2.50%
2021	1.30%			28,427	104.42			2,968,466	1.21%	26.45%

IYHII
2025	1.30%			40,697	10.85			441,738	6.61%	4.55%
2024	1.30%			43,101	10.38			447,464	4.50%	3.82%			*****

WRSCGA
2025	0.95%	to	1.45%	13,772	16.08	to	15.46	216,333	0.00%	12.50%	to	11.93%
2024	0.95%	to	1.50%	16,227	14.30	to	13.76	227,345	0.00%	13.16%	to	12.53%
2023	0.95%	to	1.50%	16,362	12.63	to	12.23	203,172	0.00%	12.20%	to	11.58%
2022	0.95%	to	1.50%	18,339	11.26	to	10.96	203,558	0.00%	-28.37%	to	-28.77%
2021	0.95%	to	1.50%	26,232	15.72	to	15.39	407,132	0.83%	3.02%	to	2.45%

PMTRA
2025	0.95%	to	1.65%	37,407	23.05	to	19.27	790,667	4.22%	7.92%	to	7.16%
2024	0.95%	to	1.65%	39,286	21.36	to	17.99	772,658	4.22%	1.28%	to	0.56%
2023	0.95%	to	1.65%	42,926	21.09	to	17.89	840,518	3.56%	4.95%	to	4.21%
2022	0.95%	to	1.65%	47,699	20.09	to	17.16	894,609	3.71%	-15.20%	to	-15.80%
2021	0.95%	to	1.65%	49,074	23.70	to	20.38	1,089,100	1.96%	-2.12%	to	-2.81%

PUGOA
2025	0.95%	to	1.45%	4,290	44.97	to	42.87	188,437	0.00%	13.16%	to	12.59%
2024	0.95%	to	1.50%	10,886	39.74	to	37.91	423,513	0.00%	31.96%	to	31.22%
2023	0.95%	to	1.50%	10,063	30.12	to	28.89	297,221	0.00%	42.86%	to	42.07%
2022	0.95%	to	1.50%	3,906	21.08	to	20.34	80,759	0.00%	-31.00%	to	-31.39%
2021	0.95%	to	1.50%	4,318	30.55	to	29.64	129,793	0.00%	21.36%	to	20.69%

PUIGA
2025	1.45%	to	1.50%	259	33.80	to	33.42	8,770	2.45%	35.23%	to	35.16%
2024	1.45%	to	1.50%	259	25.00	to	24.72	6,485	1.05%	1.99%	to	1.94%
2023	1.45%	to	1.50%	259	24.51	to	24.25	6,359	1.97%	16.91%	to	16.85%
2022	1.45%	to	1.50%	265	20.96	to	20.76	5,555	0.00%	-16.08%	to	-16.12%
2021	1.45%	to	1.50%	265	24.98	to	24.74	6,618	1.42%	7.19%	to	7.13%

VRTAA
2025	1.30%			26,492	16.40			434,514	2.18%	5.34%

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	1.30%	27,566	15.57	429,195	1.55%	12.84%
2023	1.30%	32,640	13.80	450,372	1.29%	20.79%
2022	1.30%	35,473	11.42	405,102	0.54%	-29.38%
2021	1.30%	43,044	16.17	696,062	0.52%	5.20%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.